UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	11/30/2006

Date of reporting period:	5/31/2006

Item 1 – Reports to Stockholders

Jennison Financial Services Fund

MAY 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Jennison Health Sciences Fund

Jennison Technology Fund

Supplement dated July 31, 2006 to

Prospectus and Statement of Additional Information dated January 31, 2006

Changes in Investment Policies

To become Effective on or about October 15, 2006

Each of the Funds currently follows a non-fundamental policy of normally investing at least 80% of its investable assets in equity-related securities of U.S. companies within the specific group of industries or sector identified by each Fund’s name. At a recent meeting, the Board of Directors of Jennison Sector Funds, Inc. approved an expansion in each Fund’s non-fundamental investment policy. Effective on or about October 15, 2006 the policy is revised, and each Fund will invest, under normal circumstances, at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. To reflect this change, the indicated sections of the Prospectus are revised as follows:

The section of the Prospectus entitled “Risk/Return Summary—Investment Objectives and Principal Strategies” is revised effective on or about October 15, 2006 by replacing the first paragraph in its entirety and substituting the following:

Each Fund’s investment objective is long-term capital appreciation. This means that we seek investments whose price will increase over time. Each Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term “investable assets” in this prospectus refers to the applicable Fund’s net assets plus any borrowings for investment purposes. A Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Each Fund will provide 60 days’ prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. We refer to the group of industries in which each Fund concentrates as its “sector.”

The section of the Prospectus entitled “How the Fund Invests—Investment Objectives and Policies” is revised effective on or about October 15, 2006 by replacing the second paragraph in its entirety and substituting the following:

In pursuing each Fund’s objective, we normally invest at least 80% of a Fund’s investable assets in equity and equity-related securities of companies in its sector. Each Fund considers a company to be principally engaged in a sector if at the time of investment, in the opinion of the investment adviser, at least 50% of a company’s assets, revenues or profits on a consolidated basis are derived or (for start-up companies) are expected to be derived from operations in that area.

The section of Part I of the Statement of Additional Information entitled “Fund Classification, Investment Objectives & Policies” is revised effective on or about October 15, 2006 by replacing the second, third and fourth paragraphs in their entirety and substituting the following:

The investment objective of Jennison Financial Services Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies in the banking and financial services group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The investment objective of Jennison Health Sciences Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies engaged in the drug, health care, medicine, medical device, medical insurance carriers and biotechnology group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The investment objective of Jennison Technology Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies in the technology and technology-related group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The Board also approved a change in each Fund’s investment policy with respect to investments in foreign securities. Currently, each Fund may invest up to 20% of total assets in foreign securities (excluding ADRs, ADSs, or similar receipts and shares traded in U.S. markets), although each Fund usually invests less than 10% of its total assets in foreign securities. Effective on or about October 15, 2006, the maximum amount of each Fund’s assets which may be invested in foreign securities is increased to 35% of each Fund’s total assets. To reflect this change, effective on or about October 15, 2006, the indicated sections of the prospectus and Statement of Additional Information are hereby revised:

The “Foreign Securities” table appearing in the section of the Prospectus entitled “How the Fund Invests—Investment Risks” is amended to provide that each Fund may invest in “Foreign Securities (up to 35%).”

The section of Part II of the Statement of Additional Information entitled “Investment Risks and Considerations—Foreign Investment Risks” is revised by increasing the maximum amount of Fund assets that may be invested in foreign securities by each of Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Technology Fund to 35%.

LR 0062

July 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Financial Services Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Financial Services Fund

Jennison Sector Funds, Inc./Jennison Financial Services Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Financial Services Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 5/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	5.60%	13.85%	37.00%	72.08%
Class B	5.19	12.90	31.82	63.33
Class C	5.19	12.90	31.82	63.33
Class Z	5.71	14.08	38.61	74.96
S&P SC 1500 Index[3]	2.98	9.58	15.15	10.93
S&P SC Financials Index[4]	4.09	15.08	32.59	49.59
S&P 500 Financials Index[5]	3.98	14.72	27.94	44.68
Lipper Financial Services Funds Avg.[6]	5.19	16.17	46.06	74.09

Average Annual Total Returns[1] as of 6/30/06
		One Year	Five Years	Since Inception[2]
Class A		3.18%	4.65%	7.00% (6.96)
Class B		3.26	4.88	7.04 (7.01)
Class C		7.25	5.03	7.04 (7.01)
Class Z		9.28	6.09	8.11 (8.07)
S&P SC 1500 Index[3]		9.22	3.33	1.51
S&P SC Financials Index[4]		12.56	5.64	5.85
S&P 500 Financials Index[5]		12.40	4.93	5.33
Lipper Financial Services Funds Avg.[6]		12.76	7.21	7.67

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc.

1The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers were in effect. Without such management fee waivers, the returns for certain share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Financials Index is an unmanaged, capitalization-weighted index that measures the performance of the financial sector of the S&P SC 1500 Index.

5The S&P 500 Financials Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment and real estate, including REITs.

6The Lipper Financial Services Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms.

An investor cannot invest directly in an index. The returns for the S&P SC 1500 Index, S&P SC Financials Index, and the S&P 500 Financials Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/06
Bank of America Corp., Commercial Banks	8.5%
American International Group, Inc., Insurance	7.5
American Express Co., Consumer Finance	5.7
UBS AG, Capital Markets	5.6
Deutsche Boerse AG (Germany), Diversified Financial Services	4.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/06
Capital Markets	33.5%
Consumer Finance	16.4
Insurance	13.4
Commercial Banks	11.7
Diversified Financial Services	6.8

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2005, at the beginning of the period, and held through the six-month period ended May 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Financial Services Fund		Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,056.00	1.55%	$7.95
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80

Class B	Actual	$1,000.00	$1,051.90	2.30%	$11.77
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class C	Actual	$1,000.00	$1,051.90	2.30%	$11.77
	Hypothetical	$1,000.00	$1,013.46	2.30%	$11.55

Class Z	Actual	$1,000.00	$1,057.10	1.30%	$6.67
	Hypothetical	$1,000.00	$1,018.45	1.30%	$6.54

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2006 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Financial Services Fund	5

This Page Intentionally Left Blank

Portfolio of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Capital Markets 33.5%
32,100	Affiliated Managers Group, Inc.(a)(b)	$2,895,420
359,500	Amvescap PLC (United Kingdom)	3,485,951
81,000	Charles Schwab Corp. (The)	1,349,460
56,500	E*Trade Financial Corp.(a)	1,371,255
143,300	Eaton Vance Corp.(b)	3,800,316
26,100	Goldman Sachs Group, Inc.(b)	3,939,795
73,700	Lazard Ltd. (Class A)(b)	2,924,416
58,900	Mellon Financial Corp.	2,131,002
63,300	Merrill Lynch & Co., Inc.(b)	4,583,553
58,900	Nuveen Investments, Inc. (Class A)	2,645,199
51,200	UBS AG	5,796,864

		34,923,231

Commercial Banks 11.7%
182,194	Bank of America Corp.	8,818,190
40,300	Bank of the Ozarks, Inc.(b)	1,300,481
114,700	UCBH Holdings, Inc.(b)	2,027,896

		12,146,567

Commercial Services & Supplies 0.4%
13,200	Mobile Mini, Inc.(a)	413,820

Consumer Finance 16.4%
109,900	American Express Co.	5,974,164
46,900	Capital One Financial Corp.(b)	3,881,913
85,000	Nelnet, Inc. (Class A)(a)	3,176,450
76,100	SLM Corp.	4,091,136

		17,123,663

Diversified Financial Services 6.8%
36,600	Deutsche Boerse AG (Germany)	4,760,251
112,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)(f)	751,485
65,800	KKR Private Equity Investors LLP, 144A, RDU (Netherlands)(a)(g)	1,583,806

		7,095,542

Household Durables 4.8%
49,000	Lennar Corp. (Class A)(b)	2,347,590
87,900	Standard Pacific Corp.	2,643,153

		4,990,743

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	7

Portfolio of Investments

as of May 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Insurance 13.4%
128,104	American International Group, Inc.	$7,788,723
70,300	Axis Capital Holdings Ltd.	1,841,860
475,000	Benfield Group Ltd. (United Kingdom)	3,211,260
67,800	Montpelier Re Holdings Ltd.(b)	1,056,324

		13,898,167

IT Services 0.5%
18,400	Wright Express Corp.(a)	541,696

Real Estate Investment Trusts 4.5%
100,900	Redwood Trust, Inc.(b)	4,637,364

Thrifts & Mortgage Finance 6.2%
114,598	Countrywide Financial Corp.	4,386,811
28,300	Golden West Financial Corp.	2,068,730

		6,455,541

	Total long-term investments (cost $85,047,983)	102,226,334

SHORT-TERM INVESTMENTS 29.9%

Affiliated Money Market Mutual Fund 29.8%
30,974,275	Dryden Core Investment Fund - Taxable Money Market Series (cost $30,974,275; includes $28,686,438 of cash collateral received for securities on loan) (Note 3)(c)(d)	30,974,275

Principal Amount (000)

U.S. Government Securities 0.1%
$105	United States Treasury Bill 4.66%, 6/22/06(e)	104,718

	Total short-term investments (cost $31,079,020)	31,078,993

	Total Investments(f) 128.1% (cost $116,127,003; Note 5)	133,305,327
	Liabilities in excess of other assets (28.1%)	(29,211,621)

	Net Assets 100%	$104,093,706

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

The following abbreviation is used in portfolio descriptions:

RDU—Restricted Depositary Unit.

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $28,048,836; cash collateral of $28,686,438 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series
(e)	Percentage quoted represent yield-to-maturity as of purchase date.
(f)	As of May 31, 2006, one security representing $751,485 and 0.6% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2006 was as follows:

Capital Markets	33.5%
Affiliated Money Market Mutual Fund (including 27.6% of collateral received for securities on loan)	29.8
Consumer Finance	16.4
Insurance	13.4
Commercial Banks	11.7
Diversified Financial Services	6.8
Thrifts & Mortage Finance	6.2
Household Durables	4.8
Real Estate Investment Trust	4.5
IT Services	0.5
Commercial Services & Supplies	0.4
U.S. Government Securities	0.1

128.1
Liabilities in excess of other assets	(28.1)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	9

Statement of Assets and Liabilities

as of May 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $28,048,836:
Unaffiliated investments (cost $85,152,728)	$102,331,052
Affiliated investments (cost $30,974,275)	30,974,275
Cash	119,004
Foreign currency, at value (cost $61,559)	62,531
Dividends receivable	149,712
Receivable for Fund shares sold	49,983
Foreign tax reclaim receivable	30,783
Prepaid expenses	2,120

Total assets	133,719,460

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	28,686,438
Payable for Fund shares reacquired	299,392
Payable for investments purchased	266,015
Accrued expenses	152,025
Transfer agent fee payable	83,217
Distribution fee payable	68,860
Management fee payable	68,301
Deferred directors’ fees	1,506

Total liabilities	29,625,754

Net Assets	$104,093,706

Net assets were comprised of:
Common stock, at par	$83,508
Paid-in capital in excess of par	79,566,265

79,649,773
Accumulated net investment loss	(127,424)
Accumulated net realized gain on investments and foreign currency transactions	7,392,053
Net unrealized appreciation on investments and foreign currencies	17,179,304

Net assets, May 31, 2006	$104,093,706

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($29,475,288 ÷ 2,307,872 shares of common stock issued and outstanding)	$12.77
Maximum sales charge (5.50% of offering price)	.74

Maximum offering price to public	$13.51

Class B
Net asset value, offering price and redemption price per share
($50,430,905 ÷ 4,092,552 shares of common stock issued and outstanding)	$12.32

Class C
Net asset value, offering price and redemption price per share
($20,721,286 ÷ 1,681,677 shares of common stock issued and outstanding)	$12.32

Class Z
Net asset value, offering price and redemption price per share
($3,466,227 ÷ 268,708) shares of common stock issued and outstanding)	$12.90

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	11

Statement of Operations

Six Months Ended May 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $31,994)	$934,482
Affiliated dividend income	35,777
Affiliated income from securities loaned, net	15,994

Total income	986,253

Expenses
Management fee	404,400
Distribution fee—Class A	37,074
Distribution fee—Class B	265,376
Distribution fee—Class C	108,751
Transfer agent’s fee and expenses (including affiliated expense of $125,500) (Note 3)	161,000
Registration fees	36,000
Custodian’s fees and expenses	33,000
Reports to shareholders	27,000
Legal fees and expenses	10,000
Audit fee	9,000
Directors’ fees	6,000
Insurance	3,000
Miscellaneous	11,185

Total expenses	1,111,786

Net investment loss	(125,533)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	8,368,696
Foreign currency transactions	(11,605)

8,357,091

Net change in unrealized appreciation/depreciation on:
Investments	(2,631,992)
Foreign currencies	6,577

(2,625,415)

Net gain on investment and foreign currency transactions	5,731,676

Net Increase In Net Assets Resulting From Operations	$5,606,143

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2006	Year Ended November 31, 2005
Decrease In Net Assets
Operations
Net investment loss	$(125,533)	$(249,629)
Net realized gain on investments and foreign currency transactions	8,357,091	8,610,187
Net change in unrealized depreciation on investments and foreign currencies	(2,625,415)	(49,964)

Net increase in net assets resulting from operations	5,606,143	8,310,594

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	—	(232,937)
Class B	—	(36,552)
Class C	—	(14,530)
Class Z	—	(34,784)

	—	(318,803)

Distributions from net realized gains:
Class A	(2,322,024)	(2,668,566)
Class B	(4,330,743)	(6,190,265)
Class C	(1,769,931)	(2,455,966)
Class Z	(240,962)	(302,535)

	(8,663,660)	(11,617,332)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	5,192,046	7,869,483
Net asset value of shares issued in reinvestment of dividends and distributions	8,176,583	11,179,848
Cost of shares reacquired	(12,096,992)	(30,395,817)

Net increase (decrease) in net assets from Fund share transactions	1,271,637	(11,346,486)

Total decrease	(1,785,880)	(14,972,027)

Net Assets
Beginning of period	105,879,586	120,851,613

End of period	$104,093,706	$105,879,586

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	13

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of four portfolios: Jennison Health Sciences Fund, Jennison Technology Fund, Jennison Utility Fund and Jennison Financial Services Fund. These financial statements relate to Jennison Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity-related securities of companies in the financial services sector. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of

14	Visit our website at www.jennisondryden.com

trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividend or amounts equivalent thereto, on securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

16	Visit our website at www.jennisondryden.com

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreements provide that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of

Jennison Sector Funds, Inc./Jennison Financial Services Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2006, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A Shares.

PIMS has advised the Fund that it received approximately $50,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2006, it received approximately $16,100 and $72 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would

18	Visit our website at www.jennisondryden.com

be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2006, the Fund incurred approximately $38,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2006, Prudential Equity Group, LLC, an indirect, wholly owned subsidiary of Prudential, earned approximately $300 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2006, PIM has been compensated approximately $6,900 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2006, were $32,174,347 and $37,642,170 respectively.

As of May 31, 2006, the Fund had securities on loan with an aggregate market value of $28,048,836. The Fund received $28,686,438 in cash as collateral for securities on

Jennison Sector Funds, Inc./Jennison Financial Services Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$116,373,442	$18,528,194	$1,596,309	$16,931,885

The difference between book basis and tax basis was attributable to deferred losses on wash sales. The other cost basis adjustments are primarily attributable to mark to market of receivables and payables.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million shares of $.01 par value per share common stock authorized, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million authorized shares.

20	Visit our website at www.jennisondryden.com

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2006:
Shares sold	199,077	$2,618,149
Shares issued in reinvestment of distributions	171,130	2,176,889
Shares reacquired	(276,549)	(3,617,696)

Net increase (decrease) in shares outstanding before conversion	93,658	1,177,342
Shares issued upon conversion from Class B	66,596	877,607

Net increase (decrease) in shares outstanding	160,254	$2,054,949

Year ended November 30, 2005:
Shares sold	339,178	$4,281,860
Shares issued in reinvestment of dividends and distributions	219,516	2,714,809
Shares reacquired	(733,778)	(9,221,399)

Net increase (decrease) in shares outstanding before conversion	(175,084)	(2,224,730)
Shares issued upon conversion from Class B	235,287	2,963,489

Net increase (decrease) in shares outstanding	60,203	$738,759

Class B
Six months ended May 31, 2006:
Shares sold	80,868	$1,032,146
Shares issued in reinvestment of distributions	332,203	4,088,272
Shares reacquired	(438,669)	(5,547,969)

Net increase (decrease) in shares outstanding before conversion	(25,598)	(427,551)
Shares reacquired upon conversion into Class A	(68,724)	(877,607)

Net increase (decrease) in shares outstanding	(94,322)	$(1,305,158)

Year ended November 30, 2005:
Shares sold	156,775	$1,906,779
Shares issued in reinvestment of dividends and distributions	480,417	5,810,382
Shares reacquired	(1,094,039)	(13,423,292)

Net increase (decrease) in shares outstanding before conversion	(456,847)	(5,706,131)
Shares reacquired upon conversion into Class A	(241,036)	(2,963,489)

Net increase (decrease) in shares outstanding	(697,883)	$(8,669,620)

Class C
Six months ended May 31, 2006:
Shares sold	47,522	$606,365
Shares issued in reinvestment of distributions	136,009	1,673,858
Shares reacquired	(187,954)	(2,383,903)

Net increase (decrease) in shares outstanding	(4,423)	$(103,680)

Jennison Sector Funds, Inc./Jennison Financial Services Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Year ended November 30, 2005:
Shares sold	59,762	$730,984
Shares issued in reinvestment of dividends and distributions	192,055	2,322,932
Shares reacquired	(509,825)	(6,244,200)

Net increase (decrease) in shares outstanding	(258,008)	$(3,190,284)

Class Z
Six months ended May 31, 2006:
Shares sold	71,070	$935,386
Shares issued in reinvestment of distributions	18,482	237,564
Shares reacquired	(41,186)	(547,424)

Net increase (decrease) in shares outstanding	48,366	$625,526

Year ended November 30, 2005:
Shares sold	74,158	$949,860
Shares issued in reinvestment of dividends and distributions	26,660	331,725
Shares reacquired	(119,267)	(1,506,926)

Net increase (decrease) in shares outstanding	(18,449)	$(225,341)

22	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

MAY 31, 2006	SEMIANNUAL REPORT

Jennison Financial Services Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.11

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70

Total from investment operations	.72

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.06)

Total dividends and distributions	(1.06)

Net asset value, end of period	$12.77

Total Return(b):	5.60%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,475
Average net assets (000)	$29,740
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.55	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(d)
Net investment income	.30	%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	30	%(e)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not Annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2005	2004	2003	2002	2001(a)

$13.47	$11.88	$10.58	$11.92	$11.11

.04	.11	.08	.04	.05
.98	1.62	1.60	(.76)	.86

1.02	1.73	1.68	(.72)	.91

(.11)	(.08)	—	—	(.10)
(1.27)	(.06)	(.38)	(.62)	—

(1.38)	(.14)	(.38)	(.62)	(.10)

$13.11	$13.47	$11.88	$10.58	$11.92

8.31%	14.73%	16.61%	(6.42)%	8.06%

$28,162	$28,110	$27,092	$27,084	$36,622
$28,833	$27,955	$25,604	$32,778	$36,447

1.56%	1.49%	1.57%	1.50%	1.45%
1.31%	1.24%	1.32%	1.25%	1.20%
.31%	.81%	.74%	.28%	.44%

78%	70%	93%	65%	81%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.74

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.67

Total from investment operations	.64

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.06)

Total dividends and distributions	(1.06)

Net asset value, end of period	$12.32

Total Return(c):	5.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50,431
Average net assets (000)	$53,221
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(d)
Net investment income (loss)	(.48	)%(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Less than $0.05 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2005	2004	2003	2002	2001(a)

$13.11	$11.57	$10.39	$11.80	$11.00

(.06)	.01	— (b)	(.06)	(.04)
.97	1.59	1.56	(.73)	.84

.91	1.60	1.56	(.79)	.80

(.01)	—	—	—	—
(1.27)	(.06)	(.38)	(.62)	—

(1.28)	(.06)	(.38)	(.62)	—

$12.74	$13.11	$11.57	$10.39	$11.80

7.46%	13.90%	15.73%	(7.11)%	7.27%

$53,329	$64,021	$68,888	$70,132	$91,892
$58,311	$67,014	$65,823	$83,029	$92,775

2.31%	2.24%	2.32%	2.25%	2.20%
1.31%	1.24%	1.32%	1.25%	1.20%
(.44)%	.05%	(.01)%	(.47)%	(.31)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.74

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.67

Total from investment operations	.64

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.06)

Total dividends and distributions	(1.06)

Net asset value, end of period	$12.32

Total Return(c):	5.19%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,721
Average net assets (000)	$21,810
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.30	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(d)
Net investment income (loss)	(.48	)%(d)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Less than $0.05 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2005	2004	2003	2002	2001(a)

$13.11	$11.57	$10.39	$11.80	$11.00

(.06)	— (b)	— (b)	(.06)	(.04)
.97	1.60	1.56	(.73)	.84

.91	1.60	1.56	(.79)	.80

(.01)	—	—	—	—
(1.27)	(.06)	(.38)	(.62)	—

(1.28)	(.06)	(.38)	(.62)	—

$12.74	$13.11	$11.57	$10.39	$11.80

7.46%	13.90%	15.73%	(7.11)%	7.27%

$21,475	$25,480	$28,820	$30,937	$44,119
$23,086	$27,402	$28,204	$38,005	$46,601

2.31%	2.24%	2.32%	2.25%	2.20%
1.31%	1.24%	1.32%	1.25%	1.20%
(.44)%	.04%	(.02)%	(.47)%	(.30)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.22

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70

Total from investment operations	.74

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	(1.06)

Total dividends and distributions	(1.06)

Net asset value, end of period	$12.90

Total Return(b):	5.71%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,466
Average net assets (000)	$3,365
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.30	%(c)
Net investment income	.58	%(c)

(a)	Calculated based upon average shares outstanding during the year.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2005	2004	2003	2002	2001(a)

$13.57	$11.98	$10.63	$11.95	$11.15

.08	.17	.11	.08	.08
.99	1.59	1.62	(.78)	.86

1.07	1.76	1.73	(.70)	.94

(.15)	(.11)	—	—	(.14)
(1.27)	(.06)	(.38)	(.62)	—

(1.42)	(.17)	(.38)	(.62)	(.14)

$13.22	$13.57	$11.98	$10.63	$11.95

8.61%	14.90%	17.02%	(6.22)%	8.30%

$2,914	$3,241	$7,007	$8,131	$13,570
$2,902	$3,877	$6,851	$11,031	$12,855

1.31%	1.24%	1.32%	1.25%	1.20%
1.31%	1.24%	1.32%	1.25%	1.20%
.57%	1.05%	.98%	.52%	.70%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Financial Services Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Financial Services Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Financial Services Fund
Share Class	A	B	C	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PFSZX
CUSIP	476294103	476294202	476294301	476294400

MF188E2    IFS-A121526            Ed. 07/2006

Jennison Health Sciences Fund

MAY 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Jennison Health Sciences Fund

Jennison Technology Fund

Supplement dated July 31, 2006 to

Prospectus and Statement of Additional Information dated January 31, 2006

Changes in Investment Policies

To become Effective on or about October 15, 2006

Each of the Funds currently follows a non-fundamental policy of normally investing at least 80% of its investable assets in equity-related securities of U.S. companies within the specific group of industries or sector identified by each Fund’s name. At a recent meeting, the Board of Directors of Jennison Sector Funds, Inc. approved an expansion in each Fund’s non-fundamental investment policy. Effective on or about October 15, 2006 the policy is revised, and each Fund will invest, under normal circumstances, at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. To reflect this change, the indicated sections of the Prospectus are revised as follows:

The section of the Prospectus entitled “Risk/Return Summary—Investment Objectives and Principal Strategies” is revised effective on or about October 15, 2006 by replacing the first paragraph in its entirety and substituting the following:

Each Fund’s investment objective is long-term capital appreciation. This means that we seek investments whose price will increase over time. Each Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term “investable assets” in this prospectus refers to the applicable Fund’s net assets plus any borrowings for investment purposes. A Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Each Fund will provide 60 days’ prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. We refer to the group of industries in which each Fund concentrates as its “sector.”

The section of the Prospectus entitled “How the Fund Invests—Investment Objectives and Policies” is revised effective on or about October 15, 2006 by replacing the second paragraph in its entirety and substituting the following:

In pursuing each Fund’s objective, we normally invest at least 80% of a Fund’s investable assets in equity and equity-related securities of companies in its sector. Each Fund considers a company to be principally engaged in a sector if at the time of investment, in the opinion of the investment adviser, at least 50% of a company’s assets, revenues or profits on a consolidated basis are derived or (for start-up companies) are expected to be derived from operations in that area.

The section of Part I of the Statement of Additional Information entitled “Fund Classification, Investment Objectives & Policies” is revised effective on or about October 15, 2006 by replacing the second, third and fourth paragraphs in their entirety and substituting the following:

The investment objective of Jennison Financial Services Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies in the banking and financial services group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The investment objective of Jennison Health Sciences Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies engaged in the drug, health care, medicine, medical device, medical insurance carriers and biotechnology group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The investment objective of Jennison Technology Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies in the technology and technology-related group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The Board also approved a change in each Fund’s investment policy with respect to investments in foreign securities. Currently, each Fund may invest up to 20% of total assets in foreign securities (excluding ADRs, ADSs, or similar receipts and shares traded in U.S. markets), although each Fund usually invests less than 10% of its total assets in foreign securities. Effective on or about October 15, 2006, the maximum amount of each Fund’s assets which may be invested in foreign securities is increased to 35% of each Fund’s total assets. To reflect this change, effective on or about October 15, 2006, the indicated sections of the prospectus and Statement of Additional Information are hereby revised:

The “Foreign Securities” table appearing in the section of the Prospectus entitled “How the Fund Invests—Investment Risks” is amended to provide that each Fund may invest in “Foreign Securities (up to 35%).”

The section of Part II of the Statement of Additional Information entitled “Investment Risks and Considerations—Foreign Investment Risks” is revised by increasing the maximum amount of Fund assets that may be invested in foreign securities by each of Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Technology Fund to 35%.

LR 0062

July 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Health Sciences Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Health Sciences Fund

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Health Sciences Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively.

Cumulative Total Returns as of 5/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	0.27%	13.60%	60.46%	193.06%
Class B	–0.09	12.77	54.50	178.17
Class C	–0.09	12.77	54.50	178.17
Class L	0.22	N/A	N/A	3.88
Class M	–0.09	N/A	N/A	–2.38
Class X	0.18	N/A	N/A	–2.12
Class Z	0.41	13.95	62.52	198.57
S&P SC 1500 Index[3]	2.98	9.58	15.15	10.93
S&P SC Health Care Index[4]	–0.68	–0.35	1.76	17.65
Lipper Health/Biotechnology Funds Avg.[5]	–1.63	5.96	11.40	82.65

Average Annual Total Returns[1] as of 6/30/06
		One Year	Five Years	Since Inception[2]
Class A		2.83%	7.89%	15.59% (15.58)
Class B		3.01	8.16	15.66 (15.65)
Class C		6.95	8.29	15.65 (15.64)
Class L		N/A	N/A	N/A
Class M		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Class Z		9.12	9.41	16.85 (16.84)
S&P SC 1500 Index[3]		9.22	3.33	1.51
S&P SC Health Care Index[4]		–0.21	1.08	2.37
Lipper Health/Biotechnology Funds Avg.[5]		4.78	1.50	8.53

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class L, Class M, and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Strategic Partners and JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc.

1The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers and/or expense reimbursements were in effect. Without such management fee waivers and/or expense reimbursements, the returns for certain share classes would have been lower, as indicated in parentheses. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 6/30/99; Class L, Class M, and Class X, 11/25/05.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of the 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the healthcare sector of the S&P SC 1500 Index.

5The Lipper Health/Biotechnology Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Health Care Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/06
Amgen, Inc., Biotechnology	3.3%
Celgene Corp., Biotechnology	3.1
MGI Pharma, Inc., Biotechnology	3.1
Novartis AG (ADR) (Switzerland), Pharmaceuticals	3.0
Cardinal Health, Inc., Health Care Providers & Services	2.8

Holdings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 5/31/06
Biotechnology	37.4%
Health Care Providers & Services	22.6
Pharmaceuticals	21.4
Health Care Equipment & Supplies	5.6
Health Care Technology	4.2

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2005, at the beginning of the period, and held through the six-month period ended May 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Health Sciences Fund		Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,002.70	1.14%	$5.69
	Hypothetical	$1,000.00	$1,019.25	1.14%	$5.74

Class B	Actual	$1,000.00	$999.10	1.89%	$9.42
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class C	Actual	$1,000.00	$999.10	1.89%	$9.42
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class L	Actual	$1,000.00	$1,002.20	1.39%	$6.94
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99

Class M	Actual	$1,000.00	$999.10	1.89%	$9.42
	Hypothetical	$1,000.00	$1,015.51	1.89%	$9.50

Class X	Actual	$1,000.00	$1,001.80	1.06%	$5.29
	Hypothetical	$1,000.00	$1,019.65	1.06%	$5.34

Class Z	Actual	$1,000.00	$1,004.10	0.89%	$4.45
	Hypothetical	$1,000.00	$1,020.49	0.89%	$4.48

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2006 (to reflect the six-month period).

6	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS 95.5%

Biotechnology 37.4%
	Acorda Therapeutics, Inc., Private Placement
410,256	(cost $3,999,998; purchased 3/2/04)(a)(b)(c)(g)	$1,421,538
447,600	Acorda Therapeutics, Inc.(a)	1,723,260
395,300	Alexion Pharmaceuticals, Inc.(a)(e)	12,851,203
155,900	Alnylam Pharmaceuticals, Inc.(a)(e)	2,305,761
254,200	Altus Pharmaceuticals, Inc.(a)	4,773,876
441,195	Amgen, Inc.(a)(e)	29,820,369
217,800	Arena Pharmaceuticals, Inc.(a)(e)	2,970,792
1,226,500	AVANIR Pharmaceuticals Co. (Class A)(a)(e)	12,007,435
10,200	Biogen Idec, Inc.(a)(e)	475,626
1,000,000	BioMarin Pharmaceutical, Inc.(a)(e)	12,990,000
315,000	Biosphere Medical, Inc.(a)	1,779,750
674,200	Celgene Corp.(a)(e)	27,945,590
385,900	Cephalon, Inc.(a)(e)	23,045,948
517,900	DOV Pharmaceutical, Inc.(a)(e)	1,600,311
212,300	Genentech, Inc.(a)	17,612,408
418,500	Gilead Sciences, Inc.(a)(e)	23,992,605
232,400	ImClone Systems, Inc.(a)(e)	9,296,000
727,400	Keryx Biopharmaceuticals, Inc.(a)(e)	10,401,820
	Merrimack Pharmaceuticals, Inc., Private Placement
960,512	(cost $4,322,304; purchased 3/24/06)(a)(b)(c)(g)	4,322,304
1,513,700	MGI Pharma, Inc.(a)(e)	27,261,737
	Microbia, Inc., Private Placement, Series E
2,000,000	(cost $7,640,000; purchased 2/21/06)(a)(b)(c)(g)	7,640,000
416,215	Myogen, Inc.(a)(e)	12,965,097
600,900	Nuvelo, Inc.(a)	9,830,724
606,000	Onyx Pharmaceuticals, Inc.(a)(e)	12,113,940
927,310	Panacos Pharmaceuticals, Inc.(a)	5,842,053
34,400	PDL BioPharma, Inc.(a)	696,600
532,600	Progenics Pharmaceuticals, Inc.(a)	11,296,446
963,800	Regeneron Pharmaceuticals, Inc.(a)	12,471,572
435,500	Sirna Therapeutics, Inc.(a)(e)	2,621,710
615,600	Telik, Inc.(a)(e)	9,837,288
868,800	Vanda Pharmaceuticals, Inc.(a)(e)	7,793,136
352,500	Vertex Pharmaceuticals, Inc.(a)(e)	12,161,250

		333,868,149

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	7

Portfolio of Investments

as of May 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Financial Services 2.5%
943,600	KKR Private Equity Investors LLP RDU - Physical, Private Placement 144A (Netherlands)(a)(b)	$22,712,452

Health Care Equipment & Supplies 5.6%
126,400	Alcon, Inc.(e)	13,661,312
165,000	Conor Medsystems, Inc.(a)(e)	3,844,500
11,000	Medtronic, Inc.	555,390
211,500	Mentor Corp.	8,542,485
217,100	NxStage Medical, Inc.(a)(e)	2,279,550
185,600	Resmed, Inc.(a)	8,437,376
369,190	St. Jude Medical, Inc.(a)	12,589,379

		49,909,992

Health Care Providers & Services 22.6%
542,000	Aetna, Inc.	20,845,320
378,600	Cardinal Health, Inc.	25,332,126
479,700	Caremark Rx, Inc.(a)	23,011,209
88,700	CIGNA Corp.	8,226,038
417,200	Community Health Systems, Inc.(a)	15,728,440
5,044	Coventry Health Care, Inc.(a)	263,549
157,000	DaVita, Inc.(a)	8,314,720
5,200	Health Net, Inc.(a)	223,704
1,752,500	Healthsouth Corp.(a)(e)	7,588,325
484,100	Humana, Inc.(a)	24,509,983
298,200	McKesson Corp.	14,760,900
183,000	Medco Health Solutions, Inc.(a)	9,863,700
253,800	Omnicare, Inc.	11,766,168
308,450	UnitedHealth Group, Inc.	13,559,462
246,900	WellPoint, Inc.(a)	17,673,102

		201,666,746

Health Care Technology 4.2%
813,400	Allscripts Healthcare Solution(a)(e)	14,185,696
620,600	Cerner Corp.(a)(e)	23,570,388

		37,756,084

Life Sciences Tools & Services 1.8%
219,800	Covance, Inc.(a)(e)	12,983,586
2,600	Fisher Scientific International, Inc.(a)	193,050
46,600	Techne Corp.(a)	2,548,088

		15,724,724

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

Pharmaceuticals 21.4%
467,000	Abraxis Bioscience Inc.(a)(e)	$13,374,880
652,700	Acusphere, Inc.(a)(e)	3,615,958
	Akorn Inc., Private Placement(a)(b)(c)(g)
975,000	(cost $4,387,500; purchased 3/8/06)	3,714,263
718,600	Biovail Corp.	17,648,816
1,364,800	Impax Laboratories, Inc.(a)(e)	9,785,616
220,900	KV Pharmaceutical Co. (Class A)(a)(e)	4,479,852
483,700	Novartis AG (ADR) (Switzerland)	26,835,676
7,000	Novo-Nordisk A/S (ADR) (Denmark)	435,050
12,100	Roche Holding AG (Switzerland)	1,883,690
284,700	Roche Holding Ltd. (ADR) (Switzerland)	22,225,333
337,300	Sanofi-Aventis (ADR) (France)	15,944,171
470,500	Schering-Plough Corp.	8,967,730
289,700	Shire PLC (ADR) (United Kingdom)(e)	12,801,843
498,100	Somaxon Pharmaceuticals, Inc.(a)(e)	7,217,469
253,067	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	9,214,169
426,700	Wyeth	19,517,258
616,642	Xenoport, Inc.(a)(e)	13,664,787

		191,326,561

	Total common stocks (cost $729,039,111)	852,964,708

PREFERRED STOCK

Biotechnology
	Geneva Proteomics, Private Placement
200,000	(cost $1,100,000; purchased 7/7/00)(a)(b)(c)(g)	0

Units
WARRANTS(a) 0.2%

Biotechnology
	Bioenvision, Inc., expiring 3/22/09
48,000	(cost $0; purchased 3/15/04)(b)(c)(g)	36,626
	Insmed, Inc., expiring 11/8/09
700,000	(cost $0; purchased 11/8/04)(b)(c)(g)	292,009
	Myogen, Inc., expiring 9/29/09
61,303	(cost $7,663; purchased 9/29/04)(b)(c)(g)	1,504,532

		1,833,167

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	9

Portfolio of Investments

as of May 31, 2006 (Unaudited) Cont’d.

Units	Description	Value (Note 1)

Pharmaceuticals
	Akorn, Inc., expiring 3/8/11
341,250	(cost $0; purchased 3/8/06)(b)(c)(g)	$185,677

	Total warrants (cost $7,663)	2,018,844

Principal Amount (000)
CORPORATE BONDS 0.9%

Long-Term Bond
	Amgen, Inc. 144A, 0.125%, 2/1/11
$ 8,710	(cost $8,710,000)(a)	8,350,713

	Total long-term investments (cost $738,856,774)	863,334,265

Shares
SHORT-TERM INVESTMENTS 36.6%

Money Market Mutual Fund 36.6%
	Dryden Core Investment Fund - Taxable Money Market Series(f)(h)
327,083,541	(cost $327,083,541; includes $293,215,002 of cash collateral received for securities on loan)	327,083,541

Principal Amount (000)

U.S. Government Securities
	United States Treasury Bill, 4.22%, 6/22/06(d)
$ 105	(cost $104,745)	104,718

	Total short-term investments (cost $327,188,286)	327,188,259

Contracts
OUTSTANDING OPTIONS PURCHASED(a) 0.1%

Put Options
	Bristol-Myers Squibb, expiring 6/17/2006 @ $25.00
8,000	(cost $560,456)	560,000

	Total Investments(b) 133.3% (cost $1,066,605,516; Note 5)	1,191,082,524
	Liabilities in excess of other assets (33.3%)	(297,701,339)

	Net Assets 100.0%	$893,381,185

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

The following abbreviations are used in the portfolio descriptions:

ADR—American Depository Receipt.

RDU—Restricted Depository Unit.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	As of May 31, 2006, ten securities representing $41,829,401 and 4.7% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $21,457,465. The aggregate value of $19,116,949 is approximately 2.1% of net assets.
(d)	Percentage quoted represent yield-to-maturity as of purchase date.
(e)	All or a portion of security is on loan. The aggregate market value of such securities is $283,858,417; cash collateral of $293,215,002 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates illiquid securities.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2006 was as follows:

Biotechnology	37.6%
Money Market Mutual Fund (including 32.8% of collateral received for securities on loan)	36.6
Health Care Providers & Services	22.6
Pharmaceuticals	21.4
Health Care Equipment & Supplies	5.6
Health Care Technology	4.2
Diversified Financial Services	2.5
Life Sciences Tools & Services	1.8
Long-Term Bond	0.9
Put Options	0.1

133.3
Liabilities in excess of other assets	(33.3)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	11

Statement of Assets and Liabilities

as of May 31, 2006 (Unaudited)

Assets
Investments, at value including securities on loan of $283,858,417:
Unaffiliated investments (cost $739,521,975)	$863,998,983
Affiliated investments (cost $327,083,541)	327,083,541
Receivable for investments sold	1,966,959
Receivable for Fund shares sold	896,899
Dividends and interest receivable	239,301
Foreign tax reclaim receivable	40,225
Prepaid expenses and other assets	7,457

Total assets	1,194,233,365

Liabilities
Payable to broker for collateral for securities on loan	293,215,002
Payable for investments purchased	3,805,568
Payable for Fund shares reacquired	2,398,853
Management fee payable	597,109
Distribution fee payable	356,252
Payable to custodian	182,331
Accrued expenses	163,525
Transfer agent fee payable	129,073
Foreign currency, at value (cost $2,582)	2,641
Deferred directors’ fees	1,826

Total liabilities	300,852,180

Net Assets	$893,381,185

Net assets were comprised of:
Common stock, at par	$459,584
Paid-in capital in excess of par	736,045,135

736,504,719
Accumulated net investment loss	(3,566,441)
Accumulated net realized gain on investment and foreign currency transactions	35,965,456
Net unrealized appreciation on investments and foreign currencies	124,477,451

Net assets, May 31, 2006	$893,381,185

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($285,496,418 ÷ 14,432,641 shares of common stock issued and outstanding)	$19.78
Maximum sales charge (5.50% of offering price)	1.15

Maximum offering price to public	$20.93

Class B
Net asset value, offering price and redemption price per share ($202,438,797 ÷10,904,850 shares of common stock issued and outstanding)	$18.56

Class C
Net asset value, offering price and redemption price per share ($120,741,524 ÷ 6,505,964 shares of common stock issued and outstanding)	$18.56

Class L
Net asset value, offering price and redemption price per share ($2,737,387 ÷ 138,553 shares of common stock issued and outstanding)	$19.76
Maximum sales charge (5.75% of offering price)	1.21

Maximum offering price to public	$20.97

Class M
Net asset value, offering price and redemption price per share ($7,693,263 ÷ 414,504 shares of common stock issued and outstanding)	$18.56

Class X
Net asset value, offering price and redemption price per share ($1,182,612 ÷ 63,528 shares of common stock issued and outstanding)	$18.62

Class Z
Net asset value, offering price and redemption price per share ($273,091,184 ÷ 13,498,406 shares of common stock issued and outstanding)	$20.23

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	13

Statement of Operations

Six Months Ended May 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $174,637)	$1,678,189
Affiliated dividend income	1,122,978
Affiliated income from securities loaned, net	400,066
Interest	3,322

Total income	3,204,555

Expenses
Management fee	3,771,407
Distribution fee—Class A	448,225
Distribution fee—Class B	1,103,651
Distribution fee—Class C	665,285
Distribution fee—Class L	7,554
Distribution fee—Class M	44,225
Distribution fee—Class X	2,452
Transfer agent’s fees and expenses (including affiliated expense of $408,000)	496,000
Reports to shareholders	70,000
Registration fees	55,000
Custodian’s fees and expenses	48,000
Insurance	15,000
Legal fees and expenses	12,000
Audit fee	8,000
Directors’ fees	6,000
Miscellaneous	16,371

Total expenses	6,769,170

Net investment loss	(3,564,615)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	40,045,585
Foreign currency transactions	44,009
Short sales transactions	78,576
Written options transactions	703,157

40,871,327

Net change in unrealized appreciation/depreciation on:
Investments	(34,678,829)
Foreign currencies	575

(34,678,254)

Net gain on investment and foreign currency transactions	6,193,073

Net Increase In Net Assets Resulting From Operations	$2,628,458

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2006	Year Ended November 30, 2005
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(3,564,615)	$(5,868,482)
Net realized gain on investment and foreign currency transactions	40,871,327	56,413,724
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,678,254)	106,198,819

Net increase in net assets resulting from operations	2,628,458	156,744,061

Distributions from net realized gains (Note 1)
Class A	(2,710,320)	(26,467,505)
Class B	(1,963,637)	(27,550,355)
Class C	(1,188,448)	(12,211,235)
Class L	(25,068)	—
Class M	(75,976)	—
Class X	(11,789)	—
Class Z	(2,409,287)	(15,548,285)

	(8,384,525)	(81,777,380)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	106,281,152	541,639,448
Net asset value of shares issued in connection with merger (Note 7)	—	23,805,654
Net asset value of shares issued in reinvestment of distributions	7,363,158	73,473,967
Cost of shares reacquired	(172,668,300)	(130,890,775)

Net increase (decrease) in net assets from Fund share transactions	(59,023,990)	508,028,294

Total increase (decrease)	(64,780,057)	582,994,975

Net Assets
Beginning of period	958,161,242	375,166,267

End of period	$893,381,185	$958,161,242

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	15

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company presently consists of four Portfolios: Jennison Financial Services Fund, Jennison Utility Fund, Jennison Technology Fund and Jennison Health Sciences Fund. The financial statements relate to Jennison Health Sciences Fund (the “Fund”). The financial statements of the other Portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is long-term capital appreciation. It seeks to achieve this objective by investing, under normal circumstances, at least 80% of the Fund’s net assets in equity-related securities of U.S. companies engaged in the drug, healthcare, medicine, medical device and biotechnology group of industries. The value of certain securities held by the Fund may be affected by the economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Options traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities

16	Visit our website at www.jennisondryden.com

for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains and losses are included in the reported net realized gains and losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net realized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. The fee may be referred to as the “initial margin.” Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in value of the security sold short. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sale transactions.

18	Visit our website at www.jennisondryden.com

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

20	Visit our website at www.jennisondryden.com

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50% of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. For the six months ended May 31, 2006, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares. For the six months ended May 31, 2006, Class X shares expenses under the plan was 0.17 of 1% of the average daily net assets.

PIMS has advised the Fund that it received approximately $285,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31,

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2006, it received approximately $500, $101,400 and $15,800 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2006.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2006, the Fund incurred approximately $170,500 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2006, Prudential Equity Group, LLC, an indirect, wholly owned subsidiary of Prudential, earned approximately $27,000 in broker commissions from portfolio transactions executed on behalf of the Fund.

22	Visit our website at www.jennisondryden.com

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2006, PIM has been compensated approximately $170,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended May 31, 2006 were $546,972,181 and $577,952,183, respectively.

Transactions in options written during the six months ended May 31, 2006, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2005	—	$—
Options written	12,045	1,408,515
Options exercised	(2,238)	(357,298)
Options terminated in closing purchase transactions	(3,500)	(380,802)
Options expired	(6,307)	(670,415)

Options outstanding at May 31, 2006	—	$—

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$1,082,305,602	$145,169,618	$36,392,696	$108,776,922

The difference between book basis and tax basis is primarily attributable to the wash sales and straddle deferrals on short sale transactions.

The Fund acquired capital loss carryforward from the merger with Strategic Partners Mutual Funds, Inc.—Health Sciences Fund in the amount of approximately $124,200. Due to limitations under Section 382 of the Internal Revenue Code of 1986, as amended, the Fund utilized approximately $13,800 to offset net taxable gains

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

realized in the fiscal year ended November 30, 2005. There will be no further utilization limitation in the future.

Note 6. Capital

Class A shares are subject to a maximum front-end sales charge of 5.50%, and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge of 5.75% and CDSC of 1%. Class L shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain other Strategic Partners and JennisonDryden Funds. Class M and Class X shares are not subject to a sales charge, but have a CDSC of 6%. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of the close of business on July 29, 2005, the Fund is closed to new investors.

There are 400 million shares of $.01 par value per share common stock authorized which consist of 50 million shares of Class A common stock, 100 million shares of Class B common stock, 50 million shares of Class C common stock, 50 million shares of Class L common stock, 50 million shares of Class M common stock, 50 million shares of Class X common stock and 50 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2006:
Shares sold	2,681,844	$57,362,437
Shares issued in reinvestment of distributions	119,513	2,446,426
Shares reacquired	(5,929,014)	(123,308,116)

Net increase (decrease) in shares outstanding before conversion	(3,127,657)	(63,499,253)
Shares issued upon conversion from Class B	167,833	3,558,493
Shares issued upon conversion from Class M	470	9,985

Net increase (decrease) in shares outstanding	(2,959,354)	$(59,930,775)

24	Visit our website at www.jennisondryden.com

Class A	Shares	Amount
Year ended November 30, 2005:
Shares sold	12,819,182	$242,743,943
Shares issued in connection with the merger	269,350	5,490,506
Shares issued in reinvestment of distributions	1,255,922	23,394,428
Shares reacquired	(3,612,252)	(68,530,816)

Net increase (decrease) in shares outstanding before conversion	10,732,202	203,098,061
Shares issued upon conversion from Class B	433,982	8,010,914

Net increase (decrease) in shares outstanding	11,166,184	$211,108,975

Class B
Six months ended May 31, 2006:
Shares sold	314,144	$6,236,311
Shares issued in reinvestment of distributions	93,472	1,796,543
Shares reacquired	(818,183)	(16,151,634)

Net increase (decrease) in shares outstanding before conversion	(410,567)	(8,118,780)
Shares reacquired upon conversion into Class A	(178,279)	(3,558,493)

Net increase (decrease) in shares outstanding	(588,846)	$(11,677,273)

Year ended November 30, 2005:
Shares sold	2,001,762	$35,863,524
Shares issued in connection with the merger	48,978	948,875
Shares issued in reinvestment of distributions	1,504,224	25,729,264
Shares reacquired	(1,765,696)	(31,034,473)

Net increase (decrease) in shares outstanding before conversion	1,789,268	31,507,190
Shares reacquired upon conversion into Class A	(457,186)	(8,010,914)

Net increase (decrease) in shares outstanding	1,332,082	$23,496,276

Class C
Six months ended May 31, 2006:
Shares sold	463,142	$9,263,718
Shares issued in reinvestment of distributions	44,483	854,520
Shares reacquired	(731,646)	(14,382,073)

Net increase (decrease) in shares outstanding	(224,021)	$(4,263,835)

Year ended November 30, 2005:
Shares sold	3,267,849	$59,307,963
Shares issued in connection with the merger	198,291	3,804,328
Shares issued in reinvestment of distributions	572,553	9,889,792
Shares reacquired	(1,000,653)	(17,740,845)

Net increase (decrease) in shares outstanding	3,038,040	$55,261,238

Class L
Six months ended May 31, 2006:
Shares sold	1,375	$29,526
Shares issued in reinvestment of distributions	981	20,052
Shares reacquired	(15,673)	(326,835)

Net increase (decrease) in shares outstanding	(13,317)	$(277,257)

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	25

Notes to Financial Statements

(Unaudited) Cont’d

Class L	Shares	Amount
Period ended November 30, 2005:*
Shares sold	—	$—
Shares issued in connection with the merger	152,519	3,106,034
Shares issued in reinvestment of distributions	—	—
Shares reacquired	(649)	(12,916)

Net increase (decrease) in shares outstanding	151,870	$3,093,118

Class M
Six months ended May 31, 2006:
Shares sold	8,592	$168,072
Shares issued in reinvestment of distributions	3,110	59,780
Shares reacquired	(64,646)	(1,284,400)

Net increase (decrease) in shares outstanding before conversion	(52,944)	(1,056,548)
Shares reacquired upon conversion into Class A	(500)	(9,985)

Net increase (decrease) in shares outstanding	(53,444)	$(1,066,533)

Period ended November 30, 2005:*
Shares sold	—	$—
Shares issued in connection with the merger	468,186	8,985,525
Shares issued in reinvestment of distributions	—	—
Shares reacquired	(238)	(4,469)

Net increase (decrease) in shares outstanding	467,948	$8,981,056

Class X
Six months ended May 31, 2006:
Shares sold	609	$12,365
Shares issued in reinvestment of distributions	496	9,549
Shares reacquired	(13,951)	(275,588)

Net increase (decrease) in shares outstanding	(12,846)	$(253,674)

Period ended November 30, 2005:*
Shares sold	—	$—
Shares issued in connection with the merger	76,618	1,470,608
Shares issued in reinvestment of distributions	—	—
Shares reacquired	(244)	(4,600)

Net increase (decrease) in shares outstanding	76,374	$1,466,008

Class Z
Six months ended May 31, 2006:
Shares sold	1,534,932	$33,208,723
Shares issued in reinvestment of distributions	103,979	2,176,288
Shares reacquired	(797,220)	(16,939,654)

Net increase (decrease) in shares outstanding	841,691	$18,445,357

26	Visit our website at www.jennisondryden.com

Class Z	Shares	Amount
Year ended November 30, 2005:
Shares sold	11,030,270	$203,724,018
Shares issued in connection with the merger	—	—
Shares issued in reinvestment of distributions	734,458	14,460,483
Shares reacquired	(716,466)	(13,562,656)

Net increase (decrease) in shares outstanding	11,048,262	$204,621,845

*	Commenced operations on November 28, 2005.

Note 7. Reorganization

On November 25, 2005, Jennison Health Sciences Fund acquired all of the net assets of Strategic Partners Health Sciences Fund pursuant to a plan of reorganization approved by the Strategic Partners Health Sciences Fund shareholders on March 3, 2005. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C, Class L, Class M and Class X shares for corresponding classes of Strategic Partners Health Sciences Fund.

Strategic Partners Health Sciences Fund		Jennison Health Sciences Fund
Class	Shares	Class	Shares	Value
A	427,263	A	269,350	$5,490,506
B	76,082	B	48,978	948,875
C	304,408	C	198,291	3,804,328
L	243,171	L	152,519	3,106,099
M	720,801	M	468,186	8,985,349
X	117,625	X	76,618	1,470,497

The aggregate net assets and unrealized appreciation of Strategic Partners Health Sciences Fund immediately before the acquisition was $23,805,654 and $3,542,782, respectively. The aggregate net assets of Jennison Health Sciences Fund immediately before the acquisition were $955,183,838.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.89

Income (loss) from investment operations:
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12

Total from investment operations	.07

Less Distributions
Distributions from net realized gains	(.18)

Net asset value, end of period	$19.78

Total Return(b):	.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$285,496
Average net assets (000)	$359,565
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.14	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment loss	(.50	)%(d)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	58	%(e)

(a)	Calculations based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment distributions. Total returns for periods less than a full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2005(a)	2004	2003	2002	2001

$17.77	$13.93	$10.78	$15.62	$18.51

(.12)	(.12)	(.09)	(.04)	(.01)
4.87	3.96	3.24	(3.99)	.10

4.75	3.84	3.15	(4.03)	.09

(2.63)	—	—	(.81)	(2.98)

$19.89	$17.77	$13.93	$10.78	$15.62

28.97%	27.57%	29.22%	(27.09)%	.76%

$345,987	$110,644	$71,249	$54,246	$92,196
$221,195	$89,310	$62,783	$72,143	$94,702

1.17%	1.30%	1.42%	1.37%	1.29%
.92%	1.05%	1.17%	1.12%	1.04%
(.63)%	(.81)%	(.73)%	(.48)%	(.49)%

122%	190%	192%	116%	94%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.75

Income (loss) from investment operations:
Net investment loss	(.14)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.13

Total from investment operations	(.01)

Less Distributions:
Distributions from net realized gains	(.18)

Net asset value, end of period	$18.56

Total Return(b):	(.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$202,439
Average net assets (000)	$221,337
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.89	%(c)
Expenses, excluding distribution and service (12b-1) fees	.89	%(c)
Net investment loss	(1.26	)%(c)

(a)	Calculations based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2005(a)	2004	2003	2002	2001

$17.00	$13.42	$10.47	$15.30	$18.31

(.25)	(.26)	(.20)	(.17)	(.21)
4.63	3.84	3.15	(3.85)	.18

4.38	3.58	2.95	(4.02)	(.03)

(2.63)	—	—	(.81)	(2.98)

$18.75	$17.00	$13.42	$10.47	$15.30

27.96%	26.68%	28.18%	(27.62)%	.06%

$215,540	$172,722	$148,077	$129,568	$215,087
$194,088	$168,691	$137,866	$164,481	$207,806

1.92%	2.05%	2.17%	2.12%	2.04%
.92%	1.05%	1.17%	1.12%	1.04%
(1.40)%	(1.56)%	(1.47)%	(1.23)%	(1.24)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.75

Income (loss) from investment operations:
Net investment loss	(.13)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12

Total from investment operations	(.01)

Less Distributions:
Distributions from net realized gains	(.18)

Net asset value, end of period	$18.56

Total Return(b):	(.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$120,742
Average net assets (000)	$133,422
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.89	%(c)
Expenses, excluding distribution and service (12b-1) fees	.89	%(c)
Net investment loss	(1.26	)%(c)

(a)	Calculations based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods less than a full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2005(a)	2004	2003	2002	2001

$17.00	$13.42	$10.47	$15.30	$18.31

(.25)	(.25)	(.21)	(.18)	(.22)
4.63	3.83	3.16	(3.84)	.19

4.38	3.58	2.95	(4.02)	(.03)

(2.63)	—	—	(.81)	(2.98)

$18.75	$17.00	$13.42	$10.47	$15.30

27.96%	26.68%	28.18%	(27.62)%	.06%

$126,199	$62,754	$52,212	$47,750	$86,887
$90,186	$58,455	$49,357	$63,423	$86,176

1.92%	2.05%	2.17%	2.12%	2.04%
.92%	1.05%	1.17%	1.12%	1.04%
(1.38)%	(1.56)%	(1.47)%	(1.23)%	(1.23)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	33

Financial Highlights

(Unaudited) Cont’d

	Class L
	Six Months Ended May 31, 2006	November 28, 2005(a) Through November 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$19.90	$20.36

Income (loss) from investment operations:
Net investment loss	(.07)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.11	(.45)

Total from investment operations	.04	(.46)

Less Distributions:
Distributions from net realized gains	(.18)	—

Net asset value, end of period	$19.76	$19.90

Total Return(c):	.22%	(2.26)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,737	$3,022
Average net assets (000)	$3,030	$3,061
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.39%	1.42%
Expenses, excluding distribution and service (12b-1) fees(d)	.89%	.92%
Net investment loss(d)	(.76)%	(3.36)%

(a)	Inception date of Class L shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended May 31, 2006	November 28, 2005(a) Through November 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.75	$19.19

Income (loss) from investment operations:
Net investment loss	(.12)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.11	(.43)

Total from investment operations	(.01)	(.44)

Less Distributions:
Distributions from net realized gains	(.18)	—

Net asset value, end of period	$18.56	$18.75

Total Return(c):	(.09)%	(2.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,693	$8,775
Average net assets (000)	$8,869	$8,856
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.89%	1.92%
Expenses, excluding distribution and service (12b-1) fees(d)	.89%	.92%
Net investment loss(d)	(1.26)%	(3.88)%

(a)	Inception date of Class M shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	35

Financial Highlights

(Unaudited) Cont’d

	Class X
	Six Months Ended May 31, 2006		November 28, 2005(a) Through November 30, 2005(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$18.75		$19.19

Income (loss) from investment operations:
Net investment loss	(.05)		(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.10		(.43)

Total from investment operations	.05		(.44)

Less Distributions:
Distributions from net realized gains	(.18)		—

Net asset value, end of period	$18.62		$18.75

Total Return(c):	.18%		(2.29)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,183		$1,432
Average net assets (000)	$1,376		$1,448
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.06	%(e)	1.92%
Expenses, excluding distribution and service (12b-1) fees(d)	.89%		.92%
Net investment loss(d)	(.63	)%(e)	(3.87)%

(a)	Inception date of Class X shares.
(b)	Calculations based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of distributions. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	12b-1 charge on Class X discontinued on 2/1/06.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$20.32

Income (loss) from investment operations:
Net investment income (loss)	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.12

Total from investment operations	.09

Less Distributions:
Dividends from net realized gains	(.18)

Net asset value, end of period	$20.23

Total Return(c):	.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$273,091
Average net assets (000)	$282,789
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.89	%(d)
Expenses, excluding distribution and service (12b-1) fees	.89	%(d)
Net investment loss	(.25	)%(d)

(a)	Calculations based on average shares outstanding during the period.
(b)	Less than ($0.005)
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2005(a)	2004	2003	2002	2001

$18.06	$14.11	$10.90	$15.74	$18.58

(.06)	(.07)	(.01)	— (b)	.04
4.95	4.02	3.22	(4.03)	.10

4.89	3.95	3.21	(4.03)	.14

(2.63)	—	—	(.81)	(2.98)

$20.32	$18.06	$14.11	$10.90	$15.74

29.26%	27.99%	29.45%	(26.88)%	1.14%

$257,206	$29,046	$21,607	$19,106	$32,475
$147,905	$19,846	$18,671	$24,447	$30,209

.92%	1.05%	1.17%	1.12%	1.04%
.92%	1.05%	1.17%	1.12%	1.04%
(.34)%	(.57)%	(.48)%	(.23)%	(.25)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Health Sciences Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer •
M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Health Sciences Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Health Sciences Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PHLAX	PHLBX	PHLCX	N/A	N/A	N/A	PHSZX
CUSIP	476294509	476294608	476294707	476294798	476294780	476294772	476294806

MF188E4    IFS-A121521    Ed. 07/2006

Jennison Technology Fund

MAY 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Jennison Sector Funds, Inc.

Jennison Financial Services Fund

Jennison Health Sciences Fund

Jennison Technology Fund

Supplement dated July 31, 2006 to

Prospectus and Statement of Additional Information dated January 31, 2006

Changes in Investment Policies

To become Effective on or about October 15, 2006

Each of the Funds currently follows a non-fundamental policy of normally investing at least 80% of its investable assets in equity-related securities of U.S. companies within the specific group of industries or sector identified by each Fund’s name. At a recent meeting, the Board of Directors of Jennison Sector Funds, Inc. approved an expansion in each Fund’s non-fundamental investment policy. Effective on or about October 15, 2006 the policy is revised, and each Fund will invest, under normal circumstances, at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. To reflect this change, the indicated sections of the Prospectus are revised as follows:

The section of the Prospectus entitled “Risk/Return Summary—Investment Objectives and Principal Strategies” is revised effective on or about October 15, 2006 by replacing the first paragraph in its entirety and substituting the following:

Each Fund’s investment objective is long-term capital appreciation. This means that we seek investments whose price will increase over time. Each Fund normally invests at least 80% of its investable assets in equity and equity-related securities of companies within a specific group of industries. The term “investable assets” in this prospectus refers to the applicable Fund’s net assets plus any borrowings for investment purposes. A Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Each Fund will provide 60 days’ prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the type of investment suggested by its name. We refer to the group of industries in which each Fund concentrates as its “sector.”

The section of the Prospectus entitled “How the Fund Invests—Investment Objectives and Policies” is revised effective on or about October 15, 2006 by replacing the second paragraph in its entirety and substituting the following:

In pursuing each Fund’s objective, we normally invest at least 80% of a Fund’s investable assets in equity and equity-related securities of companies in its sector. Each Fund considers a company to be principally engaged in a sector if at the time of investment, in the opinion of the investment adviser, at least 50% of a company’s assets, revenues or profits on a consolidated basis are derived or (for start-up companies) are expected to be derived from operations in that area.

The section of Part I of the Statement of Additional Information entitled “Fund Classification, Investment Objectives & Policies” is revised effective on or about October 15, 2006 by replacing the second, third and fourth paragraphs in their entirety and substituting the following:

The investment objective of Jennison Financial Services Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies in the banking and financial services group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The investment objective of Jennison Health Sciences Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies engaged in the drug, health care, medicine, medical device, medical insurance carriers and biotechnology group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The investment objective of Jennison Technology Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities of companies in the technology and technology-related group of industries. Under normal circumstances, the Fund intends to invest at least 80% of its investable assets in such securities.

The Board also approved a change in each Fund’s investment policy with respect to investments in foreign securities. Currently, each Fund may invest up to 20% of total assets in foreign securities (excluding ADRs, ADSs, or similar receipts and shares traded in U.S. markets), although each Fund usually invests less than 10% of its total assets in foreign securities. Effective on or about October 15, 2006, the maximum amount of each Fund’s assets which may be invested in foreign securities is increased to 35% of each Fund’s total assets. To reflect this change, effective on or about October 15, 2006, the indicated sections of the prospectus and Statement of Additional Information are hereby revised:

The “Foreign Securities” table appearing in the section of the Prospectus entitled “How the Fund Invests—Investment Risks” is amended to provide that each Fund may invest in “Foreign Securities (up to 35%).”

The section of Part II of the Statement of Additional Information entitled “Investment Risks and Considerations—Foreign Investment Risks” is revised by increasing the maximum amount of Fund assets that may be invested in foreign securities by each of Jennison Financial Services Fund, Jennison Health Sciences Fund and Jennison Technology Fund to 35%.

LR 0062

July 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Technology Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Sector Funds, Inc./Jennison Technology Fund

Jennison Sector Funds, Inc./Jennison Technology Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Technology Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 5/31/06
	Six Months	One Year	Five Years	Since Inception[2]
Class A	0.50%	14.55%	–3.25%	–8.75%
Class B	0.00	13.58	–6.85	–13.43
Class C	0.00	13.58	–6.85	–13.43
Class Z	0.49	14.61	–2.16	–7.32
S&P SC 1500 Index[3]	2.98	9.58	15.15	10.93
S&P SC Information Technology Index[4]	–5.44	2.80	–13.64	–36.91
Lipper Science & Technology Funds Avg.[5]	–0.59	9.84	–17.90	–20.16

Average Annual Total Returns[1] as of 6/30/06
		One Year	Five Years	Since Inception[2]
Class A		6.28%	–2.75%	–2.57% (–2.68)
Class B		6.52	–2.57	–2.50 (–2.62)
Class C		10.52	–2.38	–2.50 (–2.62)
Class Z		12.70	–1.38	–1.54 (–1.64)
S&P SC 1500 Index[3]		9.22	3.33	1.51
S&P SC Information Technology Index[4]		2.95	–3.82	–6.58
Lipper Science & Technology Funds Avg.[5]		9.10	–4.43	–4.22

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc.

1The average annual total returns take into account applicable sales charges. During certain periods shown, management fee waivers and/or expense reimbursements were in effect. Without such management fee waivers and/or expense reimbursements, the returns for certain share classes would have been lower, as indicated in parentheses. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 6/30/99.

3The Standard & Poor’s SuperComposite (S&P SC) 1500 Index—an unmanaged index of 500 large, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index—gives a broad look at how U.S. stock prices have performed.

4The S&P SC Information Technology Index is an unmanaged, capitalization-weighted index that measures the performance of the technology sector of the S&P SC 1500 Index.

5The Lipper Science & Technology Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Science & Technology Funds category for the periods noted. Funds in the Lipper Average invest primarily in science and technology stocks.

Investors cannot invest directly in an index. The returns for the S&P SC 1500 Index and the S&P SC Information Technology Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/06
Google, Inc., Class A, Internet Software & Services	4.8%
Digital River, Inc., Internet Software & Services	4.4
Monster Worldwide, Inc., Commercial Services & Supplies	4.3
Yahoo!, Inc., Internet Software & Services	3.7
BEA Systems, Inc., Software	3.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/06
Software	23.3%
Communications Equipment	17.3
Internet Software & Services	15.8
Semiconductors & Semiconductor Equipment	14.2
Commercial Services & Supplies	9.6

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Technology Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2005, at the beginning of the period, and held through the six-month period ended May 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Technology Fund		Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,005.00	1.69%	$8.45
	Hypothetical	$1,000.00	$1,016.50	1.69%	$8.50

Class B	Actual	$1,000.00	$1,000.00	2.44%	$12.17
	Hypothetical	$1,000.00	$1,012.76	2.44%	$12.24

Class C	Actual	$1,000.00	$1,000.00	2.44%	$12.17
	Hypothetical	$1,000.00	$1,012.76	2.44%	$12.24

Class Z	Actual	$1,000.00	$1,004.90	1.44%	$7.20
	Hypothetical	$1,000.00	$1,017.75	1.44%	$7.24

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2006 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Technology Fund	5

Portfolio of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Capital Markets 2.5%
197,600	TD Ameritrade Holdings Corp.(b)	$3,359,200

Commercial Services & Supplies 9.6%
102,800	ChoicePoint, Inc.(a)(b)	4,575,628
118,200	Monster Worldwide, Inc.(a)(b)	5,776,434
71,500	Paychex, Inc.	2,624,765

		12,976,827

Communications Equipment 17.3%
179,000	Avaya, Inc.(a)	2,113,990
239,000	Cisco Systems, Inc.(a)	4,703,520
177,500	Comverse Technology, Inc.(a)(b)	3,997,300
110,400	Corning, Inc.(a)	2,677,200
178,600	Nokia Corp., ADR (Finland)	3,834,542
70,300	Polycom, Inc.(a)(b)	1,517,777
66,000	QUALCOMM, Inc.	2,983,860
65,000	Redback Networks, Inc.(a)	1,552,850

		23,381,039

Computers & Peripherals 4.7%
64,300	Apple Computer, Inc.(a)	3,843,211
64,700	Avid Technology, Inc.(a)(b)	2,548,533

		6,391,744

Electronic Equipment & Instruments 5.4%
39,200	Amphenol Corp. (Class A)	2,177,560
77,800	Ingram Micro, Inc.(Class A)(a)	1,342,828
120,600	Tektronix, Inc.	3,757,896

		7,278,284

Health Care Technology 1.4%
49,200	Cerner Corp.(a)(b)	1,868,616

Internet & Catalog Retail 1.3%
114,900	GSI Commerce, Inc.(a)(b)	1,809,675

Internet Software & Services 15.8%
136,200	Digital River, Inc.(a)(b)	5,987,352
194,300	Digitas, Inc.(a)	2,527,843

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	7

Portfolio of Investments

as of May 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

41,100	eBay, Inc.(a)	$1,348,491

17,600	Google, Inc. (Class A)(a)	6,544,032
159,100	Yahoo!, Inc.(a)	5,025,969

		21,433,687

IT Services 0.5%
14,000	Checkfree Corp.(a)	699,020

Semiconductors & Semiconductor Equipment 14.2%
88,600	Broadcom Corp. (Class A)(a)(b)	2,995,566
202,900	Integrated Device Technology, Inc.(a)	2,909,586
132,600	Intersil Corp. (Class A)	3,555,006
34,700	Marvell Technology Group, Ltd.(a)	1,654,149
82,500	Maxim Integrated Products, Inc.	2,535,225
137,300	Teradyne, Inc.(a)(b)	2,137,761
108,700	Texas Instruments, Inc.	3,394,701

		19,181,994

Software 23.3%
155,500	Adobe Systems, Inc.(a)(b)	4,451,965
124,600	Amdocs Ltd.(a)	4,668,762
364,900	BEA Systems, Inc.(a)	4,948,044
54,500	Business Objects S.A., ADR (France)(a)(b)	1,607,205
76,500	Citrix Systems, Inc.(a)	2,874,870
31,500	Electronic Arts, Inc.(a)	1,325,205
154,800	Microsoft Corp.(b)	3,506,220
21,900	NAVTEQ Corp.(a)(b)	914,325
271,300	Quest Software, Inc.(a)(b)	3,765,644
66,900	SAP AG, ADR (Germany)(b)	3,520,947

		31,583,187

Wireless Telecommunication Services 3.5%
87,800	NII Holdings, Inc.(a)(b)	4,781,588

	Total long-term investments (cost $110,864,627)	134,744,861

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS 38.2%

Affiliated Money Market Mutual Fund
51,722,724	Dryden Core Investment Fund - Taxable Money Market Series (cost $51,722,724; cash collateral received for securities on loan) (Note 3)(c)(d)	$51,722,724

	Total Investments 137.7% (cost $162,587,351; Note 5)	186,467,585
	Liabilities in excess of other assets (37.7%)	(51,020,476)

	Net Assets 100.0%	$135,447,109

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $49,839,663; cash collateral of $ 51,722,724 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2006 was as follows:

Affiliated Money Market Mutual Fund (relates to securities lending collateral)	38.2%
Software	23.3
Communications Equipment	17.3
Internet Software & Services	15.8
Semiconductors & Semiconductor Equipment	14.2
Commercial Services & Supplies	9.6
Electronic Equipment & Instruments	5.4
Computers & Peripherals	4.7
Wireless Telecommunication Services	3.5
Capital Markets	2.5
Health Care Technology	1.4
Internet & Catalog Retail	1.3
IT Services	0.5

137.7
Liabilities in excess of other assets	(37.7)

100.0%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	9

Statement of Assets and Liabilities

as of May 31, 2006 (Unaudited)

Assets
Investments, at value including securities on loan of $49,839,663:
Unaffiliated Investments (cost $110,864,627)	$134,744,861
Affiliated Investments (cost $51,722,724)	51,722,724
Receivable for investments sold	1,617,470
Receivable for Fund shares sold	45,467
Dividends and interest receivable	29,857
Prepaid expenses	3,465
Foreign tax reclaim receivable	223

Total assets	188,164,067

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	51,722,724
Payable for Fund shares reacquired	328,148
Accrued expenses	313,918
Transfer agent fee payable	107,175
Management fee payable	91,248
Distribution fee payable	83,511
Payable to custodian	68,636
Deferred directors’ fees	1,598

Total liabilities	52,716,958

Net Assets	$135,447,109

Net assets were comprised of:
Common stock, at par	$174,072
Paid-in capital in excess of par	388,296,356

388,470,428

Accumulated net investment loss	(813,581)
Accumulated net realized loss on investment and foreign currency transactions	(276,089,972)
Net unrealized appreciation on investments	23,880,234

Net assets May 31, 2006	$135,447,109

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($49,257,325 ÷ 6,137,615 shares of common stock issued and outstanding)	$8.03
Maximum sales charge (5.50% of offering price)	.47

Maximum offering price to public	$8.50

Class B
Net asset value, offering price and redemption price per share
($60,097,328 ÷ 7,893,202 shares of common stock issued and outstanding)	$7.61

Class C
Net asset value, offering price and redemption price per share
($20,414,020 ÷ 2,680,893 shares of common stock issued and outstanding)	$7.61

Class Z
Net asset value, offering price and redemption price per share
($5,678,436 ÷ 695,519 shares of common stock issued and outstanding)	$8.16

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	11

Statement of Operations

Six Months Ended May 31, 2006 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $23,911)	$680,049
Affiliated dividend income	55,585
Affiliated income from securities loaned, net	25,267

Total income	760,901

Expenses
Management fee	552,929
Distribution fee—Class A	66,053
Distribution fee—Class B	332,558
Distribution fee—Class C	113,562
Transfer agent’s fees and expenses (including affiliated expense of $284,000)	380,000
Custodian’s fees and expenses	45,000
Reports to shareholders	27,000
Registration fees	21,000
Audit fee	9,000
Directors’ fees	7,000
Legal fees and expenses	7,000
Insurance	2,000
Miscellaneous	9,782

Total expenses	1,572,884

Net investment loss	(811,983)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	10,931,863
Net change in unrealized appreciation on investments	(9,527,909)

Net gain on investments	1,403,954

Net Increase In Net Assets Resulting From Operations	$591,971

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2006	Year Ended November 30, 2005
Decrease In Net Assets
Operations
Net investment loss	$(811,983)	$(2,835,835)
Net realized gain on investment transactions	10,931,863	11,589,909
Net change in unrealized appreciation (depreciation) on investments	(9,527,909)	9,743,617

Net increase in net assets resulting from operations	591,971	18,497,691

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	14,516,007	19,262,038
Cost of shares reacquired	(23,837,774)	(49,264,921)

Net decrease in net assets from Fund share transactions	(9,321,767)	(30,002,883)

Total decrease	(8,729,796)	(11,505,192)

Net Assets
Beginning of period	144,176,905	155,682,097

End of period	$135,447,109	$144,176,905

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	13

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”), is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Health Sciences Fund, Jennison Utility Fund and Jennison Technology Fund. These financial statements relate to Jennison Technology Fund (the “Fund”). The financial statements of the other portfolios are not presented herein. Investment operations for the Fund commenced on June 30, 1999.

The Fund is non-diversified and its investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity related securities of companies in the technology sector. Technology companies include companies that will derive a substantial portion of their sales from products or services in technology and technology-related activities. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of business of trading on the applicable exchange or if there was no sale at the mean between the most recently quoted bid and asked prices on such exchanges. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most

14	Visit our website at www.jennisondryden.com

recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of May 31, 2006, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Directors.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a

Jennison Sector Funds, Inc./Jennison Technology Fund	15

Notes to Financial Statements

(Unaudited) Cont’d

liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Written options involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and

16	Visit our website at www.jennisondryden.com

distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of

Jennison Sector Funds, Inc./Jennison Technology Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was .75 of 1% for the six months ended May 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2006, PIMS has contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $89,600 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2006, it received approximately $33,900 and $500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would

18	Visit our website at www.jennisondryden.com

be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2006.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2006, the Fund incurred approximately $78,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2006, Prudential Equity Group, LLC, an indirect, wholly-owned subsidiary of Prudential, earned approximately $100 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2006, PIM has been compensated approximately $10,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2006, were $64,867,599 and $73,974,189, respectively.

Jennison Sector Funds, Inc./Jennison Technology Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

As of May 31, 2006, the Fund had securities on loan with an aggregate market value of $49,839,663. The Fund received $51,722,724 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$163,493,035	$25,895,552	$2,921,002	$22,974,550

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2005 of approximately $286,218,000 of which $159,403,000 expires in 2009 and $99,916,000 expires in 2010 and $26,899,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. During the fiscal year ended November 30, 2005, the Fund utilized approximately $11,994,000 of its prior year capital loss carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to expiration date.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for

20	Visit our website at www.jennisondryden.com

shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 400 million authorized shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 100 million shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2006:
Shares sold	955,366	$8,144,719
Shares reacquired	(1,372,888)	(11,554,834)

Net increase (decrease) in shares outstanding before conversion	(417,522)	(3,410,115)
Shares issued upon conversion from Class B	174,211	1,438,745

Net increase (decrease) in shares outstanding	(243,311)	$(1,971,370)

Year ended November 30, 2005:
Shares sold	1,687,598	$12,337,242
Shares reacquired	(2,567,454)	(18,085,379)

Net increase (decrease) in shares outstanding before conversion	(879,856)	(5,748,137)
Shares issued upon conversion from Class B	681,112	4,830,636

Net increase (decrease) in shares outstanding	(198,744)	$(917,501)

Class B
Six months ended May 31, 2006:
Shares sold	304,435	$2,454,343
Shares reacquired	(973,172)	(7,831,745)

Net increase (decrease) in shares outstanding before conversion	(668,737)	(5,377,402)
Shares reacquired upon conversion into Class A	(183,060)	(1,438,745)

Net increase (decrease) in shares outstanding	(851,797)	$(6,816,147)

Year ended November 30, 2005:
Shares sold	551,379	$3,692,123
Shares reacquired	(2,793,178)	(18,788,176)

Net increase (decrease) in shares outstanding before conversion	(2,241,799)	(15,096,053)
Shares reacquired upon conversion into Class A	(711,673)	(4,830,636)

Net increase (decrease) in shares outstanding	(2,953,472)	$(19,926,689)

Jennison Sector Funds, Inc./Jennison Technology Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Class C	Shares	Amount
Six months ended May 31, 2006:
Shares sold	168,193	$1,359,112
Shares reacquired	(431,829)	(3,459,716)

Net increase (decrease) in shares outstanding	(263,636)	$(2,100,604)

Year ended November 30, 2005:
Shares sold	181,429	$1,230,553
Shares reacquired	(1,149,437)	(7,728,560)

Net increase (decrease) in shares outstanding	(968,008)	$(6,498,007)

Class Z
Six months ended May 31, 2006:
Shares sold	297,522	$2,557,833
Shares reacquired	(115,298)	(991,479)

Net increase (decrease) in shares outstanding	182,224	$1,566,354

Year ended November 30, 2005:
Shares sold	274,682	$2,002,120
Shares reacquired	(667,727)	(4,662,806)

Net increase (decrease) in shares outstanding	(393,045)	$(2,660,686)

22	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

MAY 31, 2006	SEMIANNUAL REPORT

Jennison Technology Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.99

Income (loss) from investment operations:
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.06

Total from investment operations	.04

Less Distributions:
Distributions from net realized gains on investments	—

Net asset value, end of period	$8.03

Total Return(a):	0.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$49,257
Average net assets (000)	$52,988
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.69	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(c)
Net investment income	(.66	)%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	45	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2005	2004	2003	2002	2001

$6.92	$6.74	$5.15	$7.07	$11.72

(.11)	(.08)	(.09)	(.10)	(.07)
1.18	.26	1.68	(1.82)	(3.36)

1.07	.18	1.59	(1.92)	(3.43)

—	—	—	—	(1.22)

$7.99	$6.92	$6.74	$5.15	$7.07

15.46%	2.67%	30.87%	(27.16)%	(33.35)%

$51,013	$45,559	$51,747	$43,808	$70,417
$44,652	$46,601	$42,894	$54,459	$86,366

1.83%	1.58%	1.86%	1.86%	1.53%
1.58%	1.33%	1.61%	1.61%	1.28%
(1.56)%	(1.20)%	(1.59)%	(1.57)%	(.85)%

125%	181%	188%	164%	154%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	25

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.61

Income (loss) from investment operations:
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	—

Less Distributions:
Distributions from net realized gains on investments	—

Net asset value, end of period	$7.61

Total Return(a):	0.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$60,097
Average net assets (000)	$66,694
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.44	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(b)
Net investment income	(1.40	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2005	2004	2003	2002	2001

$6.65	$6.52	$5.01	$6.94	$11.60

(.18)	(.14)	(.13)	(.15)	(.14)
1.14	.27	1.64	(1.78)	(3.30)

.96	.13	1.51	(1.93)	(3.44)

—	—	—	—	(1.22)

$7.61	$6.65	$6.52	$5.01	$6.94

14.44%	1.99%	30.14%	(27.81)%	(33.83)%

$66,576	$77,752	$92,163	$80,613	$138,220
$67,669	$80,941	$77,751	$101,549	$170,790

2.58%	2.33%	2.61%	2.61%	2.28%
1.58%	1.33%	1.61%	1.61%	1.28%
(2.30)%	(1.95)%	(2.35)%	(2.32)%	(1.59)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.61

Income (loss) from investment operations:
Net investment loss	(.07)
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	—

Less Distributions:
Distributions from net realized gains on investments	—

Net asset value, end of period	$7.61

Total Return(a):	0.00%
Ratios/Supplemental Data:
Net assets, end of period (000)	$20,414
Average net assets (000)	$22,775
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	2.44	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(b)
Net investment income	(1.40	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2005	2004	2003	2002	2001

$6.65	$6.52	$5.01	$6.94	$11.60

(.18)	(.14)	(.13)	(.15)	(.14)
1.14	.27	1.64	(1.78)	(3.30)

.96	.13	1.51	(1.93)	(3.44)

—	—	—	—	(1.22)

$7.61	$6.65	$6.52	$5.01	$6.94

14.44%	1.99%	30.14%	(27.81)%	(33.83)%

$22,419	$26,004	$32,234	$28,710	$50,876
$22,619	$27,655	$27,519	$36,790	$63,088

2.58%	2.33%	2.61%	2.61%	2.28%
1.58%	1.33%	1.61%	1.61%	1.28%
(2.30)%	(1.96)%	(2.35)%	(2.31)%	(1.59)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.12

Income (loss) from investment operations:
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment transactions	.05

Total from investment operations	.04

Less Distributions:
Distributions from net realized gains on investments	—

Net asset value, end of period	$8.16

Total Return(a):	0.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,679
Average net assets (000)	$5,396
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.44	%(b)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(b)
Net investment income	(.41	)%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2005	2004	2003	2002	2001

$7.02	$6.82	$5.20	$7.12	$11.76

(.07)	(.07)	(.06)	(.08)	(.05)
1.17	.27	1.68	(1.84)	(3.37)

1.10	.20	1.62	(1.92)	(3.42)

—	—	—	—	(1.22)

$8.12	$7.02	$6.82	$5.20	$7.12

15.67%	2.93%	31.15%	(26.97)%	(33.14)%

$4,169	$6,367	$7,478	$5,906	$10,274
$4,554	$6,738	$5,030	$7,193	$12,330

1.58%	1.33%	1.61%	1.61%	1.28%
1.58%	1.33%	1.61%	1.61%	1.28%
(1.30)%	(.95)%	(1.28)%	(1.32)%	(.58)%

See Notes to Financial Statements.

Jennison Sector Funds, Inc./Jennison Technology Fund	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Company has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Technology Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Technology Fund
Share Class	A	B	C	Z
NASDAQ	PTYAX	PTYBX	PTYCX	PTFZX
CUSIP	476294889	476294871	476294863	476294855

MF188E6    IFS-A121530    Ed. 07/2006

Jennison Utility Fund

MAY 31, 2006	SEMIANNUAL REPORT

FUND TYPE

Sector stock

OBJECTIVE

Total return through capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

July 14, 2006

Dear Shareholder:

We hope you find the semiannual report for the Jennison Utility Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds gives you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisors and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Utility Fund

Jennison Sector Funds, Inc./Jennison Utility Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Utility Fund (the Fund), a series of Jennison Sector Funds, Inc. (the Company), is total return through capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns as of 5/31/06
	Six Months	One Year	Five Years	Ten Years
Class A	12.89%	32.10%	46.23%	245.36%
Class B	12.49	31.08	40.83	220.59
Class C	12.49	31.09	40.84	220.61
Class Z	13.03	32.40	47.92	253.84
S&P 500 Index[2]	2.61	8.63	10.20	122.90
S&P Utility TR Index[3]	3.14	9.45	–4.34	101.73
Lipper Utility Funds Avg.[4]	5.82	13.42	12.44	145.11

Average Annual Total Returns[1] as of 6/30/06
		One Year	Five Years	Ten Years
Class A		18.81%	8.66%	12.35%
Class B		19.82	8.93	12.15
Class C		23.75	9.06	12.14
Class Z		25.94	10.13	13.26
S&P 500 Index[2]		8.62	2.49	8.32
S&P Utility TR Index[3]		5.92	1.26	6.95
Lipper Utility Funds Avg.[4]		10.57	3.97	9.10

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc.

1The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for certain share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed in the United States.

3The Standard & Poor’s Utility Total Return Index (S&P Utility TR Index) is an unmanaged market capitalization-weighted index of natural gas and electric companies.

4The Lipper Utility Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Utility Funds category for the periods noted. Funds in the Lipper Average invest primarily in utility shares.

An investment cannot be made directly in an index. The returns for the S&P 500 Index and the S&P Utility TR Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/06
TXU Corp., Independent Power Producers & Energy Traders	4.4%
Sempra Energy, Multi-Utilities	3.2
Questar Corp., Gas Utilities	3.0
Williams Cos., Inc., Oil, Gas & Consumable Fuels	2.8
Equitable Resources, Inc., Gas Utilities	2.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/06
Electric Utilities	21.8%
Oil, Gas & Consumable Fuels	19.2
Wireless Telecommunication Services	13.4
Gas Utilities	11.1
Multi-Utilities	10.3

Industry weightings reflect only long-term investments and are subject to change.

Jennison Sector Funds, Inc./Jennison Utility Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2005, at the beginning of the period, and held through the six-month period ended May 31, 2006.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Utility Fund		Beginning Account Value December 1, 2005	Ending Account Value May 31, 2006	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,128.90	0.78%	$4.14
	Hypothetical	$1,000.00	$1,021.04	0.78%	$3.93

Class B	Actual	$1,000.00	$1,124.90	1.53%	$8.11
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class C	Actual	$1,000.00	$1,124.90	1.53%	$8.11
	Hypothetical	$1,000.00	$1,017.30	1.53%	$7.70

Class Z	Actual	$1,000.00	$1,130.30	0.53%	$2.81
	Hypothetical	$1,000.00	$1,022.29	0.53%	$2.67

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2006, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2006 (to reflect the six-month period).

Jennison Sector Funds, Inc./Jennison Utility Fund	5

Portfolio of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS 98.9%

Commercial Services & Supplies 0.4%
3,500,000	Synagro Technologies Inc	$ 15,715,000

Construction & Engineering 1.4%
637,700	Vinci SA (France)	58,589,300

Diversified Telecommunication Services 9.2%
2,900,000	Alaska Communications Systems Group, Inc.(b)	36,018,000
642,500	BellSouth Corp.	21,697,225
3,391,800	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(b)	69,497,982
2,200,700	Citizens Communications Co.	27,904,876
1,638,400	Consolidated Communications Holdings, Inc.	26,836,992
1,381,800	Elisa Oyj (Class A) (Finland)	26,931,289
5,941,700	Koninklijke (Royal) KPN NV (Netherlands)	68,142,254
2,430,500	Valor Communications Group, Inc.(b)	29,943,760
2,500,500	Verizon Communications, Inc.	78,040,605

		385,012,983

Electric Utilities 21.7%
1,764,700	Allegheny Energy, Inc.(a)(b)	64,358,609
1,684,070	British Energy Group PLC (United Kingdom)(a)	21,794,143
1,492,700	Cleco Corp.	33,152,867
3,569,200	DPL, Inc.(b)	95,654,561
1,624,500	E.ON AG, ADR (Germany)(b)	62,462,025
2,140,300	Edison International	83,985,372
1,621,100	Endesa SA, ADR (Spain)	54,404,116
2,430,100	Enel Spa (Italy)	21,657,284
1,491,400	Exelon Corp.(b)	84,428,154
812,400	FirstEnergy Corp.	42,586,008
1,807,900	FPL Group, Inc.(b)	72,008,657
1,040,000	Fortum Oyj (Finland)	25,813,429
2,658,600	PPL Corp.(b)	79,146,522
2,786,900	Reliant Energy, Inc.(a)(b)	32,467,385
2,483,000	Scottish & Southern Energy PLC (United Kingdom)	52,472,135
4,447,359	Scottish Power PLC (United Kingdom)	46,451,414
1,867,891	Scottish Power PLC (Class B) (United Kingdom)(a)	12,575,568
664,900	Unisource Energy Corp.(b)	20,146,470

		905,564,719

See Notes to Financial Statements.

Jennison Utility Fund	7

Portfolio of Investments

as of May 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Electrical Equipment 0.1%
499,300	Evergreen Solar, Inc.(a)(b)	$ 5,567,195

Energy Equipment & Services 1.0%
721,100	GlobalSantaFe Corp.(b)	43,359,743

Gas Utilities 11.1%
1,544,500	AGL Resources, Inc.	56,482,365
3,224,200	Equitable Resources, Inc.(b)	108,494,330
874,800	Kinder Morgan, Inc.	87,899,904
1,356,100	ONEOK, Inc.(b)	45,551,399
1,692,600	Questar Corp.	124,727,694
1,664,800	Southern Union Company(b)	40,870,840

		464,026,532

Independent Power Producers & Energy Traders 9.5%
5,085,200	Drax Group PLC (United Kingdom)(a)	78,552,798
4,100,000	Dynegy, Inc. (Class A)	21,648,000
1,772,600	NRG Energy, Inc.(a)(b)	88,186,850
650,000	Ormat Technologies, Inc.	24,225,500
3,225,800	TXU Corp.	184,838,340

		397,451,488

Metal & Mining 1.6%
1,465,100	Alpha Natural Resources, Inc.(a)(b)	31,587,556
700,000	Arch Coal, Inc.	33,852,000

		65,439,556

Multi-Utilities 10.3%
11,344,600	Aquila, Inc.(a)(b)	48,895,226
2,739,000	CMS Energy Corp.(a)(b)	35,168,760
1,426,300	Duke Energy Corp.	40,250,186
1,637,700	PNM Resources, Inc.	41,384,679
583,500	Public Service Enterprise Group, Inc.	37,186,455
1,060,500	RWE AG (Germany)	90,300,135
3,014,200	Sempra Energy	135,548,574

		428,734,015

Oil, Gas & Consumable Fuels 19.2%
908,400	Alliance Holdings GP LP(a)(b)	20,066,556
976,100	Cheniere Energy, Inc.(a)(b)	37,999,573
829,600	CNX Gas Corp.(a)(b)	23,593,824
532,100	Crosstex Energy, Inc.(b)	48,032,667

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

5,206,500	El Paso Corp.	$81,065,205
868,400	Energy Transfer Equity LP	23,186,280
723,600	Enterprise GP Holdings LP(b)	25,687,800
762,500	Nexen, Inc.	42,738,125
3,749,970	OPTI Canada, Inc. (Canada)(a)	77,927,202
1,000,000	Rentech Inc.(a)(b)	4,510,000
1,478,900	Southwestern Energy Co.(a)(b)	47,768,470
494,300	Suncor Energy, Inc.	40,102,559
549,000	Sunoco, Inc.(b)	37,655,910
2,345,594	Trident Resources Corp. (Canada)(a)(e)	106,472,719
319,600	Valero Energy Corp.	19,607,460
978,800	Western Gas Resoures, Inc.	47,970,988
5,221,100	Williams Cos., Inc.	117,996,861

		802,382,199

Wireless Telecommunication Services 13.4%
967,500	ALLTEL Corp.	59,839,875
3,199,200	America Movil SA de CV, ADR (Mexico), Series L	104,485,872
1,998,800	American Tower Corp. (Class A)(a)(b)	61,902,836
8,248,500	Dobson Communications Corp.(a)(b)	70,854,615
1,819,700	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(a)(b)	43,672,800
639,296	Millicom International Cellular SA(a)(b)	28,864,214
1,833,000	NII Holdings, Inc.(a)(b)	99,825,180
3,912,800	Vodafone Group PLC, ADR (United Kingdom)(b)	89,994,400

		559,439,792

	Total common stocks (cost $ 2,689,583,936)	4,131,282,522

Units
WARRANTS 0.1%

Electric Utilities
234,297	British Energy Group PLC (United Kingdom) expiring 1/17/10 @ 98 GBP(a) (cost $765,445)	2,528,227

	Total long-term investments (cost $2,690,349,381)	4,133,810,749

See Notes to Financial Statements.

Jennison Utility Fund	9

Portfolio of Investments

as of May 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 15.5%

Affiliated Money Market Mutual Fund
649,496,909	Dryden Core Investment Fund - Taxable Money Market Series (cost $649,496,909; includes $617,928,818 of cash collateral received for securities on loan; Note 3)(c)(f)	$649,496,909

	Total Investments, Before Outstanding Options Written 114.5% (cost $3,339,846,290; Note 5)	4,783,307,658

Contracts
OUTSTANDING OPTIONS WRITTEN(a) (0.1%)

Call Option
6,998	Arch Coal, Inc., expiring 07/22/06 @ $45.00 (premium received $1,203,619)	(3,708,940)

	Total Investments, Net of Outstanding Options Written(d) 114.4% (cost $ 3,338,642,671)	4,779,598,718
	Liabilities in excess of other assets (14.4%)	(603,304,008)

	Net Assets 100.0%	$4,176,294,710

The following abbreviations are used in portfolio descriptions:

ADR—American Depository Receipt

GBP—British Pound Sterling

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $613,477,421; cash collateral of $617,928,818 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of May 31, 2006, one security representing $106,472,719 or 2.5% of net assets was fair valued in accordance with policies adopted by the Board of Directors.
(e)	Indicates security is illiquid and restricted as to resale. The aggregate cost of such security is $34,626,921. The aggregate market value of $106,472,719 is approximately 2.5% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2006 were as follows:

Electric Utilities	21.8%
Oil, Gas & Consumable Fuels	19.2
Affiliated Money Market Mutual Fund (including 14.8% received for securities on loan)	15.5
Wireless Telecommunication Services	13.4
Gas Utilities	11.1
Multi-Utilities	10.3
Independent Power Producers & Energy Traders	9.5
Diversified Telecommunication Services	9.2
Metal & Mining	1.6
Construction & Engineering	1.4
Energy Equipment & Services	1.0
Commercial Services & Supplies	0.4
Electrical Equipment	0.1

114.5
Outstanding Options Written	(0.1)
Liabilities in excess of other assets	(14.4)

100.0%

See Notes to Financial Statements.

Jennison Utility Fund	11

Statement of Assets and Liabilities

as of May 31, 2006 (Unaudited)

Assets
Investments at value, including securities on loan of $613,477,421:
Unaffiliated investments (cost $2,690,349,381)	$4,133,810,749
Affiliated investments (cost $649,496,909)	649,496,909
Foreign currency, at value (cost $8,281,204)	8,466,481
Cash	174,555
Dividends receivable	6,672,310
Receivable for investments sold	2,796,746
Receivable for Fund shares sold	2,706,029
Foreign tax reclaim receivable	2,247,225
Prepaid expenses	29,409

Total assets	4,806,400,413

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	617,928,818
Payable for Fund shares reacquired	4,215,119
Outstanding call option written, at value (premiums received $1,203,619)	3,708,940
Management fee payable	1,443,777
Distribution fee payable	1,138,610
Accrued expenses	1,035,275
Transfer agent fee payable	608,221
Deferred directors’ fees	26,943

Total liabilities	630,105,703

Net Assets	$4,176,294,710

Net assets were comprised of:
Common stock, at par	$2,708,371
Paid-in capital in excess of par	2,198,810,685

2,201,519,056
Undistributed net investment income	31,757,171
Accumulated net realized gain on investment and foreign currency transactions	501,786,894
Net unrealized appreciation on investments and foreign currencies	1,441,231,589

Net assets, May 31, 2006	$4,176,294,710

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($3,659,886,448 ÷ 237,303,015 shares of common stock issued and outstanding)	$15.42
Maximum sales charge (5.50% of offering price)	.90

Maximum offering price to public	$16.32

Class B
Net asset value, offering price and redemption price per share ($311,526,419 ÷ 20,236,541 shares of common stock issued and outstanding)	$15.39

Class C
Net asset value, offering price and redemption price per share ($109,710,350 ÷ 7,130,921 shares of common stock issued and outstanding)	$15.39

Class Z
Net asset value, offering price and redemption price per share ($95,171,493 ÷ 6,166,645) shares of common stock issued and outstanding)	$15.43

See Notes to Financial Statements.

Jennison Utility Fund	13

Statement of Operations

Six Months Ended May 31, 2006 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,277,424)	$62,571,824
Affiliated dividend income	1,227,123
Affiliated income from securities loaned, net	508,601
Interest	114,054

Total income	64,421,602

Expenses
Management fee	8,265,568
Distribution fee—Class A	4,444,067
Distribution fee—Class B	1,547,603
Distribution fee—Class C	496,097
Transfer agent’s fee and expenses (including affiliated expense of $1,087,000)	1,748,000
Custodian’s fees and expenses	268,000
Reports to shareholders	194,000
Insurance	66,000
Registration fees	32,000
Directors’ fees	29,000
Legal fees and expenses	10,000
Audit fee	8,000
Miscellaneous	17,290

Total expenses	17,125,625

Net investment income	47,295,977

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	503,301,839
Foreign currency transactions	(662,878)
Options written	911,695

503,550,656

Net change in unrealized appreciation (depreciation) on:
Investments	(63,938,240)
Foreign currencies	262,616
Options written	(2,505,321)

(66,180,945)

Net gain on investment and foreign currency transactions	437,369,711

Net Increase In Net Assets Resulting From Operations	$484,665,688

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2006	Year Ended November 31, 2005
Increase In Net Assets
Operations
Net investment income	$47,295,977	$58,588,470
Net realized gain on investment and foreign currency transactions	503,550,656	465,116,536
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(66,180,945)	366,373,459

Net increase in net assets resulting from operations	484,665,688	890,078,465

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(30,895,713)	(47,335,750)
Class B	(1,558,527)	(2,559,961)
Class C	(462,795)	(460,834)
Class Z	(830,335)	(919,679)

	(33,747,370)	(51,276,224)

Distributions from net realized gains
Class A	(220,772,650)	—
Class B	(19,356,433)	—
Class C	(5,768,053)	—
Class Z	(5,109,099)	—

	(251,006,235)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	206,247,062	354,595,492
Net asset value of shares issued in reinvestment of dividends and distributions	259,450,317	46,081,042
Cost of shares reacquired	(294,097,889)	(481,019,167)

Net increase (decrease) in net assets from Fund share transactions	171,599,490	(80,342,633)

Total increase	371,511,573	758,459,608

Net Assets
Beginning of period	3,804,783,137	3,046,323,529

End of period(a)	$4,176,294,710	$3,804,783,137

(a) Includes undistributed net investment income of:	$31,757,171	$18,208,564

See Notes to Financial Statements.

Jennison Utility Fund	15

Notes to Financial Statements

(Unaudited)

Jennison Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company presently consists of four portfolios: Jennison Financial Services Fund, Jennison Technology Fund, Jennison Health Sciences Fund and Jennison Utility Fund. These financial statements relate to Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of income and capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity-related and investment grade debt securities of utility companies. Utility companies include electric, gas, gas pipeline, telephone, telecommunications, water, cable, airport, seaport and toll road companies. The value of certain securities held by the Fund may be affected by economic developments in a specific industry or region. Under normal circumstance, the Fund intends to invest at least 80% of its investable assets in equity-related and investment grade debt securities of utility components.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or if there was no sale at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities

16	Visit our website at www.jennisondryden.com

exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Fair valued securities are noted in the Portfolio of Investments.

The Fund held illiquid securities, including those which are restricted as to disposition under securities law (‘restricted securities’). The restricted securities held by the Fund as of May 31, 2006 include registration rights. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange;

Jennison Utility Fund	17

Notes to Financial Statements

(Unaudited) Cont’d

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the

18	Visit our website at www.jennisondryden.com

premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The use of derivative transactions involves elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Company’s expenses are allocated to the respective portfolios on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Jennison Utility Fund	19

Notes to Financial Statements

(Unaudited) Cont’d

Taxes: For federal income tax purposes, each portfolio in the Company is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

20	Visit our website at www.jennisondryden.com

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $250 million, .50 of 1% of the next $500 million, .45 of 1% of the next $750 million, .40 of 1% of the next $500 million, .35 of 1% of the next $2 billion, .325 of 1% of the next $2 billion and .30 of 1% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .41 of 1% for the six months ended May 31, 2006.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended May 31, 2006, PIMS contractually agreed to limit such expenses to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received approximately $1,918,700 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2006. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2006, it received approximately $500, $160,700 and $33,600 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates. The Fund pays a commitment fee of .0725 of 1% of the unused portion of the renewed SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the renewed SCA is October 27, 2006. The Fund did not borrow any amounts pursuant to the SCA during the six months ended May 31, 2006.

Jennison Utility Fund	21

Notes to Financial Statements

(Unaudited) Cont’d

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. First Clearing Corporation, an affiliate of PI, served as a broker/dealer. For the six months ended May 31, 2006, the Fund incurred approximately $213,200 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended May 31, 2006, Prudential Equity Group, LLC, an indirect, wholly owned subsidiary of Prudential, and Wachovia Securities, LLC, an affiliate of PI, earned approximately $32,000 and $12,000, respectively, in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an Indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended May 31, 2006, PIM has been compensated approximately $218,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2006, were $1,219,118,775 and $1,233,257,800, respectively.

As of May 31, 2006, the Fund had securities on loan with an aggregate market value of $613,477,421. The Fund received $617,928,818 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

22	Visit our website at www.jennisondryden.com

Transactions in options written during the six months ended May 31, 2006, were as follows:

	Contracts	Premiums Received
Options outstanding at November 30, 2005	—	$—
Options written	13,598	2,115,314
Options expired	(6,600)	(911,695)

Options outstanding at May 31, 2006	6,998	$1,203,619

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$3,341,614,459	$1,477,548,622	($35,855,423)	$1,441,693,199

The difference between book basis and tax basis is primarily attributable to wash sales.

During the fiscal year ended November 30, 2005, the Fund utilized approximately $196,250,600 of its prior year capital loss carryforward. The Fund elected to treat net post-October foreign currency losses of approximately $63,500 incurred in the one month period ended November 30, 2005 as having occurred in the current fiscal year.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at

Jennison Utility Fund	23

Notes to Financial Statements

(Unaudited) Cont’d

net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 800 million shares of $.01 par value per share common stock authorized which consists of 400 million shares of Class A common stock, 300 million shares of Class B common stock, 50 million shares of Class C common stock and 50 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2006:
Shares sold	8,293,613	$124,432,408
Shares issued in reinvestment of dividends and distributions	15,869,444	231,016,271
Shares reacquired	(15,882,991)	(238,158,818)

Net increase (decrease) in shares outstanding before conversion	8,280,066	117,289,861
Shares issued upon conversion from Class B	2,162,164	32,238,313

Net increase (decrease) in shares outstanding	10,442,230	$149,528,174

Year ended November 30, 2005:
Shares sold	15,276,892	$206,423,600
Shares issued in reinvestment of dividends	3,273,615	42,554,268
Shares reacquired	(30,424,729)	(398,979,502)

Net increase (decrease) in shares outstanding before conversion	(11,874,222)	(150,001,634)
Shares issued upon conversion from Class B	6,268,051	82,035,313

Net increase (decrease) in shares outstanding	(5,606,171)	$(67,966,321)

Class B
Six months ended May 31, 2006:
Shares sold	1,698,196	$25,445,125
Shares issued in reinvestment of dividends and distributions	1,309,371	19,042,734
Shares reacquired	(1,657,763)	(24,869,158)

Net increase (decrease) in shares outstanding before conversion	1,349,804	19,618,701
Shares reacquired upon conversion into Class A	(2,167,182)	(32,238,313)

Net increase (decrease) in shares outstanding	(817,378)	$(12,619,612)

Year ended November 30, 2005:
Shares sold	4,186,253	$54,889,513
Shares issued in reinvestment of dividends	183,457	2,355,015
Shares reacquired	(3,968,705)	(51,727,190)

Net increase (decrease) in shares outstanding before conversion	401,005	5,517,338
Shares reacquired upon conversion into Class A	(6,278,772)	(82,035,313)

Net increase (decrease) in shares outstanding	(5,877,767)	$(76,517,975)

24	Visit our website at www.jennisondryden.com

Class C	Shares	Amount
Six months ended May 31, 2006:
Shares sold	1,897,755	$28,349,226
Shares issued in reinvestment of dividends and distributions	301,728	4,386,560
Shares reacquired	(898,795)	(13,459,665)

Net increase (decrease) in shares outstanding	1,300,688	$19,276,121

Year ended November 30, 2005:
Shares sold	3,610,552	$48,981,927
Shares issued in reinvestment of dividends	27,413	361,151
Shares reacquired	(1,103,009)	(14,687,345)

Net increase (decrease) in shares outstanding	2,534,956	$34,655,733

Class Z
Six months ended May 31, 2006:
Shares sold	1,865,895	$28,020,303
Shares issued in reinvestment of dividends and distributions	343,554	5,004,752
Shares reacquired	(1,172,435)	(17,610,248)

Net increase (decrease) in shares outstanding	1,037,014	$15,414,807

Year ended November 30, 2005:
Shares sold	3,264,216	$44,300,452
Shares issued in reinvestment of dividends	61,154	810,608
Shares reacquired	(1,160,021)	(15,625,130)

Net increase (decrease) in shares outstanding	2,165,349	$29,485,930

Jennison Utility Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.70

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64

Total from investment operations	1.82

Less Dividends and Distributions:
Dividends from net investment income	(.13)
Distributions from net realized gains	(.97)

Total dividends and distributions	(1.10)

Net asset value, end of period	$15.42

Total Return(c):	12.89%
Ratios/Supplemental Data:
Net assets, end of period (000,000)	$3,660
Average net assets (000,000)	$3,565
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	.78	%(e)
Expenses, excluding distribution and service (12b-1) fees	.53	%(e)
Net investment income	2.40	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	31	%(f)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Effective December 1, 2001 the Jennison Utility Fund has adopted the provisions of the AICPA Audit and Accounting Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and rations for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Class A
Year Ended November 30,
2005	2004	2003	2002(b)	2001

$11.47	$8.55	$7.02	$9.46	$13.74

.23	.18	.17	.17	.20
3.21	2.91	1.52	(2.42)	(1.92)

3.44	3.09	1.69	(2.25)	(1.72)

(.21)	(.17)	(.16)	(.17)	(.23)
—	—	—	(.02)	(2.33)

(.21)	(.17)	(.16)	(.19)	(2.56)

$14.70	$11.47	$8.55	$7.02	$9.46

30.20%	36.63%	24.51%	(23.99)%	(15.24)%

$3,335	$2,666	$2,150	$1,924	$2,978
$2,997	$2,343	$1,989	$2,428	$3,518

.80%	.84%	.91%	.87%	.80%
.55%	.59%	.66%	.62%	.55%
1.79%	1.83%	2.27%	2.03%	1.69%

40%	30%	35%	52%	40%

See Notes to Financial Statements.

Jennison Utility Fund	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended May 31, 2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.67

Income (loss) from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.65

Total from investment operations	1.77

Less Dividends and Distributions:
Dividends from net investment income	(.08)
Distributions from net realized gains	(.97)

Total dividends and distributions	(1.05)

Net asset value, end of period	$15.39

Total Return(c):	12.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$311,526
Average net assets (000)	$310,371
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.53	%(d)
Expenses, excluding distribution and service (12b-1) fees	.53	%(d)
Net investment income	1.63	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Effective December 1, 2001 the Jennison Utility Fund has adopted the provisions of the AICPA Audit and Accounting Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and rations for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Class B
Year Ended November 30,
2005	2004	2003	2002(b)	2001

$11.45	$8.54	$7.02	$9.44	$13.71

.14	.10	.11	.10	.11
3.19	2.91	1.52	(2.40)	(1.91)

3.33	3.01	1.63	(2.30)	(1.80)

(.11)	(.10)	(.11)	(.10)	(0.14)
—	—	—	(.02)	(2.33)

(.11)	(.10)	(.11)	(.12)	(2.47)

$14.67	$11.45	$8.54	$7.02	$9.44

29.20%	35.56%	23.50%	(24.44)%	(15.89)%

$309	$308	$286	$294	$523
$307	$288	$279	$402	$687

1.55%	1.59%	1.66%	1.62%	1.55%
.55%	.59%	.66%	.62%	.55%
1.05%	1.08%	1.52%	1.27%	.95%

See Notes to Financial Statements.

Jennison Utility Fund	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended May 31, 2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.67

Income (loss) from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64

Total from investment operations	1.77

Less Dividends and Distributions:
Dividends from net investment income	(.08)
Distributions from net realized gains	(.97)

Total dividends and distributions	(1.05)

Net asset value, end of period	$15.39

Total Return(c):	12.49%
Ratios/Supplemental Data:
Net assets, end of period (000)	$109,710
Average net assets (000)	$99,492
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	1.53	%(d)
Expenses, excluding distribution and service (12b-1) fees	.53	%(d)
Net investment income	1.72	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Effective December 1, 2001 the Jennison Utility Fund has adopted the provisions of the AICPA Audit and Accounting Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and rations for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class C
Year Ended November 30,
2005	2004	2003	2002(b)	2001

$11.45	$8.54	$7.02	$9.44	$13.71

.14	.10	.11	.11	.11
3.19	2.91	1.52	(2.41)	(1.91)

3.33	3.01	1.63	(2.30)	(1.80)

(.11)	(.10)	(.11)	(.10)	(.14)
—	—	—	(.02)	(2.33)

(.11)	(.10)	(.11)	(.12)	(2.47)

$14.67	$11.45	$8.54	$7.02	$9.44

29.20%	35.56%	23.50%	(24.44)%	(15.89)%

$85,504	$37,729	$32,839	$31,675	$48,344
$56,569	$33,442	$31,569	$40,759	$46,369

1.55%	1.59%	1.66%	1.62%	1.55%
.55%	.59%	.66%	.62%	.55%
1.07%	1.08%	1.53%	1.29%	.97%

See Notes to Financial Statements.

Jennison Utility Fund	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2006
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$14.71

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.64

Total from investment operations	1.84

Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains	(.97)

Total dividends and distributions	(1.12)

Net asset value, end of period	$15.43

Total Return(c):	13.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$95,171
Average net assets (000)	$87,132
Ratios to average net assets
Expenses, including distribution and service (12b-1) fees	.53	%(d)
Expenses, excluding distribution and service (12b-1) fees	.53	%(d)
Net investment income	2.71	%(d)

(a)	Calculated based upon weighted average shares outstanding during the period.
(b)	Effective December 1, 2001 the Jennison Utility Fund has adopted the provisions of the AICPA Audit and Accounting Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share and increase net realized and unrealized gain (loss) per share by less than $.005. There was no effect on the ratio of net investment income. Per share amounts and rations for the years ended prior to November 30, 2002 have not been restated to reflect this change in presentation.
(c)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class Z
Year Ended November 30,
2005	2004	2003	2002(b)	2001

$11.48	$8.56	$7.03	$9.47	$13.76

.27	.20	.19	.19	.23
3.20	2.92	1.52	(2.42)	(1.93)

3.47	3.12	1.71	(2.23)	(1.70)

(.24)	(.20)	(.18)	(.19)	(.26)
—	—	—	(.02)	(2.33)

(.24)	(.20)	(.18)	(.21)	(2.59)

$14.71	$11.48	$8.56	$7.03	$9.47

30.50%	36.92%	24.76%	(23.76)%	(15.06)%

$75,455	$34,040	$42,055	$41,582	$63,867
$51,277	$28,739	$40,872	$52,230	$69,628

.55%	.59%	.66%	.62%	.55%
.55%	.59%	.66%	.62%	.55%
2.06%	2.03%	2.53%	2.28%	1.95%

See Notes to Financial Statements.

Jennison Utility Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Company has delegated to the Fund’s investment subadvisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISOR	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10145

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Sector Funds, Inc./Jennison Utility Fund, PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Company’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Utility Fund
	Share Class	A	B	C	Z
	NASDAQ	PRUAX	PRUTX	PCUFX	PRUZX
	CUSIP	476294848	476294830	476294822	476294814

MF105E2    IFS-A121519    Ed. 07/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison	Sector Funds, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	July 25, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	July 25, 2006

*	Print the name and title of each signing officer under his or her signature.